Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Fibrocell Science, Inc.	Fibrocell Science, Inc.
Entity Central Index Key	0000357097	0000357097
Document Type	S-1/A	S-1/A
Document Period End Date	Jun 30, 2012	Dec 31, 2011
Amendment Flag	true	true
Amendment Description	In this Amendment No. 1 to our Form S-1 originally filed with the Securities and Exchange Commission on September 7, 2012 Fibrocell Science, Inc is furnishing updated Interactive Data (XBRL) files as Exhibit 101, in accordance with Rule 405 of Regulation S-T. No other changes have been made to the financial statements, as originally filed on September 7, 2012. Pursuant to Rule 406T of Regulation S-T, the interactive date files on Exhibit 101 hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liability under those sections.	In this Amendment No. 1 to our Form S-1 originally filed with the Securities and Exchange Commission on September 7, 2012 Fibrocell Science, Inc is furnishing updated Interactive Data (XBRL) files as Exhibit 101, in accordance with Rule 405 of Regulation S-T. No other changes have been made to the financial statements, as originally filed on September 7, 2012. Pursuant to Rule 406T of Regulation S-T, the interactive date files on Exhibit 101 hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liability under those sections.
Document Fiscal Year Focus	2012	2011
Document Fiscal Period Focus	Q2	FY
Current Fiscal Year End Date	--12-31	--12-31
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company

Consolidated Balance Sheets (Successor, USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2010 Series A Preferred Stock	Jun. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Jun. 30, 2012 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Jun. 30, 2012 Series E Preferred Stock	Dec. 31, 2011 Series E Preferred Stock
Current assets:
Cash and cash equivalents	$ 2,558,004	$ 10,798,995	$ 867,738
Accounts receivable, net	77,375	27,275
Inventory, net	307,055	0
Prepaid expenses and other current assets	688,958	1,174,930	497,054
Current assets of discontinued operations	497,802	497,453	550,858
Total current assets	4,129,194	12,498,653	1,915,650
Property and equipment, net of accumulated depreciation	1,676,205	1,433,938	21,589
Intangible assets and other assets, net	6,065,225	6,340,906	6,340,906
Total assets	11,870,624	20,273,497	8,278,145
Current liabilities:
Current debt	2,685,935	6,730,861	56,911
Accounts payable	676,055	1,887,189	1,059,901
Accrued expenses	1,004,290	918,360	784,573
Deferred revenue	129,634	55,400
Current liabilities of discontinued operations	12,131	19,637	41,133
Total current liabilities	4,508,045	9,611,447	1,942,518
Long-term debt	873,106	0	7,290,881
Deferred tax liability	2,391,304	2,500,000	2,500,000
Warrant liability	20,839,000	13,087,000	8,171,518
Derivative liability	3,409,661	533,549	2,120,360
Other long-term liabilities	229,847	142,002	255,606
Total liabilities	32,250,963	25,873,998	22,280,883
Preferred stock				0	0	1,280,150	0	0		0	0	0	0
Preferred stock series B, $0.001 par value; subscription receivable									(210,000)
Shareholders' deficit:
Common stock, value	98,379	95,678	20,376
Common stock-subscription receivable	(550,020)	(550,020)
Additional paid-in capital	44,418,999	43,734,339	2,437,893
Accumulated deficit during development stage	(64,347,697)	(48,880,498)	(17,531,157)
Total shareholders' deficit	(20,380,339)	(5,600,501)	(15,072,888)
Total liabilities, preferred stock and shareholders' deficit	$ 11,870,624	$ 20,273,497	$ 8,278,145

Consolidated Balance Sheets (Parenthetical) (Successor, USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2010 Series A Preferred Stock	Jun. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Jun. 30, 2012 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock	Jun. 30, 2012 Series E Preferred Stock	Dec. 31, 2011 Series E Preferred Stock
Accumulated depreciation of property and equipment	$ 282,320	$ 165,841	$ 8,085
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				9,000	9,000	9,000	9,000	9,000	9,000	8,000	8,000	8,000	12,000	0
Preferred stock, shares issued				3,250	3,250	3,250	4,640	4,640	4,640	7,779	7,779	1,645	8,361	0
Preferred stock, shares outstanding				0	0	2,886	0	0	4,640	2,841	3,641	1,645	8,361	0
Successor common stock, par value	$ 0.001	$ 0.001	$ 0.001
Successor common stock, shares authorized	250,000,000	250,000,000	250,000,000
Issuance of common stock, share	98,378,880	95,678,255	20,375,500
Successor common stock, shares outstanding	98,378,880	95,678,255	20,375,500

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended	164 Months Ended
	Jun. 30, 2012 Successor	Jun. 30, 2011 Successor	Jun. 30, 2012 Successor	Jun. 30, 2011 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Jun. 30, 2012 Successor	Aug. 31, 2009 Predecessor
Revenue
Product sales	$ 28,283	$ 0	$ 44,391	$ 0	$ 0	$ 0	$ 0	$ 44,391	$ 1,390,112
License fees			0	0	0	0	0	0	260,000
Total revenue	28,283	0	44,391	0	0	0	0	44,391	1,650,112
Cost of sales	2,094,574	0	3,647,306	0	12,796	0	12,796	3,660,103	402,458
Gross profit (loss)	(2,066,291)	0	(3,602,915)	0	(12,796)	0	(12,796)	(3,615,712)	1,247,654
Selling, general and administrative expenses	3,238,775	3,176,072	6,962,087	5,441,089	12,795,476	6,105,352	21,464,920	28,427,007	77,118,046
Research and development expenses	388,171	1,601,665	867,735	3,218,194	7,170,520	5,486,319	14,480,035	15,347,770	56,250,327
Operating loss	(5,693,237)	(4,777,737)	(11,432,737)	(8,659,283)	(19,978,792)	(11,591,671)	(35,957,751)	(47,390,489)	(132,120,719)
Other income (expense)
Interest income			0	0	0	0	1	1	6,973,954
Reorganization items, net			0	0	0	3,303	(69,174)	(69,174)	72,850,160
Other income			0	0	0	244,479	244,479	244,479	316,338
Warrant income (expense)	3,148,000	(3,510,552)	2,647,000	(9,806,882)	(4,762,694)	(465,232)	(5,547,010)	(2,900,010)	0
Derivative revaluation (expense)	(1,951,364)	(1,561,412)	(1,917,322)	(8,182,138)	(5,451,518)	0	(5,451,518)	(7,368,840)	0
Interest expense	(197,156)	(283,661)	(445,943)	(557,069)	(1,061,862)	(1,045,199)	(2,354,235)	(2,800,178)	(18,790,218)
Loss on extinguishment of debt	(4,421,184)	0	(4,421,184)	0				(4,421,184)	0
Loss from continuing operations before income taxes	(9,114,941)	(10,133,362)	(15,570,186)	(27,205,372)	(31,254,866)	(12,854,320)	(49,135,208)	(64,705,395)	(70,770,485)
Income tax benefit	54,348	0	108,695	0	0	0	0	108,696	0
Loss from continuing operations	(9,060,593)	(10,133,362)	(15,461,491)	(27,205,372)	(31,254,866)	(12,854,320)	(49,135,208)	(64,596,699)	(70,770,485)
Income (loss) from discontinued operations, net of tax	863	32,166	(5,708)	41,462	(94,475)	(25,313)	(128,271)	(133,979)	(46,351,159)
Net loss			(15,467,199)	(27,163,910)	(31,349,341)	(12,879,633)	(49,263,479)	(64,730,678)	(117,121,644)
Deemed dividend associated with beneficial conversion			0	0	0	0	0	0	(11,423,824)
Preferred stock dividends			0	0	0	0	0	0	(1,589,861)
Net loss	(9,059,730)	(10,101,196)	(15,467,199)	(27,163,910)	(31,349,341)	(12,879,633)	(49,263,479)	(64,730,678)	(130,135,329)
Per share information:
Loss from continuing operations-basic and diluted	$ (0.09)	$ (0.32)	$ (0.16)	$ (1.02)	$ (0.57)	$ (0.69)	$ (1.46)	$ (1.45)	$ (3.97)
Loss from discontinued operations-basic and diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2.65)
Deemed dividend associated with beneficial conversion of preferred stock			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.65)
Preferred stock dividends			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.09)
Net loss per common share - basic and diluted	$ (0.09)	$ (0.32)	$ (0.16)	$ (1.02)	$ (0.57)	$ (0.69)	$ (1.46)	$ (1.45)	$ (7.36)
Comprehensive loss					$ (31,349,341)	$ (12,879,633)	$ (49,349,479)
Weighted average number of basic and diluted common shares outstanding	96,798,109	31,825,735	96,307,412	26,557,261	54,857,520	18,757,756	33,664,124	44,722,395	17,678,219

Consolidated Statements of Shareholders' Equity (Deficit) (USD $)	Total USD ($)	Convertible Notes Payable [Member] USD ($)	Predecessor USD ($)	Successor USD ($)	Successor Convertible Notes Payable [Member] USD ($)	Series A Preferred Stock USD ($)	Series A Preferred Stock Predecessor USD ($)	Series A Preferred Stock Successor USD ($)	Series B Preferred Stock USD ($)	Series B Preferred Stock Predecessor USD ($)	Common Stock USD ($)	Common Stock Predecessor USD ($)	Common Stock Predecessor Gemini USD ($)	Common Stock Predecessor AFH USD ($)	Common Stock Successor USD ($)	Common Stock Successor Convertible Notes Payable [Member]	Common Stock Series A Preferred Stock Successor USD ($)	Subscription Receivable Successor USD ($)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Predecessor USD ($)	Additional Paid-in Capital Predecessor Gemini USD ($)	Additional Paid-in Capital Predecessor AFH USD ($)	Additional Paid-in Capital Successor USD ($)	Additional Paid-in Capital Successor Convertible Notes Payable [Member] USD ($)	Additional Paid-in Capital Series A Preferred Stock Successor USD ($)	Treasury Stock USD ($)	Treasury Stock Predecessor USD ($)	Accumulated Other Comprehensive Income USD ($)	Accumulated Other Comprehensive Income Predecessor USD ($)	Accumulated Deficit During Development Stage USD ($)	Accumulated Deficit During Development Stage Predecessor USD ($)	Accumulated Deficit During Development Stage Successor USD ($)	Noncontrolling Interest Predecessor USD ($)
Beginning Balance at Dec. 27, 1995
Uncompensated contribution of services			$ 755,556
Cancellation of Predecessor common stock and fresh start adjustments			(124,495,151)									(42,820)								(150,426,331)							25,974,000
Cancellation of Predecessor accumulated deficit and accumulated other comprehensive loss			128,335,806
Cancellation of Predecessor common stock and fresh start adjustment, shares												(42,820,380)															(4,000,000)
Issuance of common stock in connection with emergence from Chapter 11			5,472,000									11,400								5,460,600
Issuance of common stock in connection with emergence from Chapter 11, shares												11,400,000
Comprehensive income (loss):
Net loss			(117,121,644)
Net income (loss)			(117,121,644)
Ending Balance (Pre-Adjusted Balance)			(11,146,504)									42,820								142,737,500							(25,974,000)				(127,952,824)
Ending Balance at Aug. 31, 2009			(7,305,849)																	(7,688,831)										382,982
Ending Balance, Shares (Pre-Adjusted Balance)												42,820,380															4,000,000
Beginning Balance at Dec. 31, 1995
Issuance of common & preferred stock for cash/services (December 28 ,1995)	820										2,285								(1,465)
Issuance of common & preferred stock for cash/services (November 07 ,1996)	50,000										11								49,989
Issuance of common & preferred stock for cash/services (November 29, 1996)	10,000										2								9,998
Issuance of common & preferred stock for cash/services (December 19 ,1996)	30,000										7								29,993
Issuance of common & preferred stock for cash/services (December 26 ,1996)	50,000										11								49,989
Issuance of common & preferred stock for cash/services, shares (December 28 ,1995)											2,285,291
Issuance of common & preferred stock for cash/services, shares (November 07 ,1996)											11,149
Issuance of common & preferred stock for cash/services, shares (November 29, 1996)											2,230
Issuance of common & preferred stock for cash/services, shares (December 19 ,1996)											6,690
Issuance of common & preferred stock for cash/services, shares (December 26 ,1996)											11,148
Comprehensive income (loss):
Net loss			(270,468)																											(270,468)
Ending Balance at Dec. 31, 1996			(129,648)									2,316								138,504											(270,468)
Ending Balance, Shares at Dec. 31, 1996												2,316,508
Issuance of common & preferred stock for cash/services (December 27, 1997)			95,000									21								94,979
Issuance of common & preferred stock for cash/services (December 28 1997)			10,255									287								9,968
Issuance of common & preferred stock for cash/services (September 01 ,1997)			36,260									11								36,249
Issuance of common & preferred stock for cash/services, shares (December 27, 1997)												21,182
Issuance of common & preferred stock for cash/services, shares (December 28 1997)												287,193
Issuance of common & preferred stock for cash/services, shares (September 01 ,1997)												11,148
Comprehensive income (loss):
Net loss			(52,550)																												(52,550)
Ending Balance at Dec. 31, 1997			(40,683)									2,635								279,700											(323,018)
Ending Balance, Shares at Dec. 31, 1997												2,636,031
Issuance of common & preferred stock for cash/services (August 23 ,1998)			20,067									4								20,063
Issuance of common & preferred stock for cash/services, shares (August 23 ,1998)												4,459
Repurchase of common/treasury stock (September 29,1998)			(50,280)																								(50,280)
Repurchase of common stock/treasury, shares (September 29,1998)																											2,400
Comprehensive income (loss):
Net loss			(195,675)																												(195,675)
Ending Balance at Dec. 31, 1998			(266,571)									2,639								299,763							(50,280)				(518,693)
Ending Balance, Shares at Dec. 31, 1998												2,640,490															2,400
Issuance of common & preferred stock for cash/services (September 10,1999)	150,000											53								149,947
Issuance of common & preferred stock for cash/services, shares (September 10,1999)												52,506
Comprehensive income (loss):
Net loss			(1,306,778)																												(1,306,778)
Ending Balance at Dec. 31, 1999			(1,423,349)									2,692								449,710							(50,280)				(1,825,471)
Ending Balance, Shares at Dec. 31, 1999												2,692,996															2,400
Issuance of common & preferred stock for cash/services (January 18, 2000)			1,923									54								1,869
Issuance of common & preferred stock for cash/services (March 01 ,2000)			25									69								(44)
Issuance of common & preferred stock for cash/services (April 04 ,2000)			10									28								(18)
Issuance of common & preferred stock for cash/services, shares (January 18, 2000)												53,583
Issuance of common & preferred stock for cash/services, shares (March 01 ,2000)												68,698
Issuance of common & preferred stock for cash/services, shares (April 04 ,2000)												27,768
Comprehensive income (loss):
Net loss			(807,076)																												(807,076)
Ending Balance at Dec. 31, 2000			(2,228,467)									2,843								451,517							(50,280)				(2,632,547)
Beginning Balance, Shares at Dec. 31, 2000												2,843,045															2,400
Issuance of common & preferred stock for cash/services (July 01 ,2001)			56									157								(101)
Issuance of common & preferred stock for cash/services (July 01, 2001 (b))			45								125								(80)
Issuance of common & preferred stock for cash/services (August 10 ,2001)			2,020,000																	2,018,653
Issuance of common & preferred stock for cash/services (August 10 ,2001 (b))	1,347
Issuance of common & preferred stock for cash/services (August 10 ,2001 (c))	60
Issuance of common & preferred stock for cash/services (August 28 ,2001)			40,000									27								39,973
Issuance of common & preferred stock for cash/services (September 30, 2001)			471,555								314								471,241
Issuance of common & preferred stock for cash/services (November 01 , 2001)	146																		218,754
Issuance of common & preferred stock for cash/services, shares (July 01 ,2001)												156,960
Issuance of common & preferred stock for cash/services, shares (July 01, 2001 (b))	125,000
Issuance of common & preferred stock for cash/services, shares (August 10 ,2001 (b))	1,346,669
Issuance of common & preferred stock for cash/services, shares (August 10 ,2001 (c))	60,000
Issuance of common & preferred stock for cash/services, shares (August 28 ,2001)												26,667
Issuance of common & preferred stock for cash/services, shares (September 30, 2001)											314,370
Issuance of common & preferred stock for cash/services, shares (November 01 , 2001)											145,933
Issuance of common stock for capitalization of accrued salaries (August 10 ,2001)			328,125									70								328,055
Issuance of common stock for capitalization of accrued salaries, shares (August 10 ,2001)												70,000
Issuance of common stock for conversion of convertible securities (August 10 ,2001)			1,611,346									1,750								1,609,596
Issuance of common stock for conversion of convertible securities, shares (August 10 ,2001)												1,750,000
Issuance of common stock for conversion of convertible shareholder notes payable (August 10 ,2001)			135,667									209								135,458
Issuance of common stock for conversion of convertible shareholder notes payable, shares (August 10 ,2001)												208,972
Issuance of common stock for bridge financing			108									300								(192)
Issuance of common stock for bridge financing, shares												300,000
Retirement of treasury stock																				(50,280)							50,280
Retirement of treasury stock, shares																											(2,400)
Issuance of common stock for net assets/acquisition													3,942	3,900							(3,942)	(3,900)
Issuance of common stock for net assets/acquisition, shares													3,942,400	3,899,547
Transaction and fund raising expenses (August 10 ,2001)			(48,547)																	(48,547)
Uncompensated contribution of services (November 01 , 2001)	218,900
Uncompensated contribution of services (3rd Quarter)			55,556																	55,556
Uncompensated contribution of services (4th Quarter)			100,000																	100,000
Comprehensive income (loss):
Net loss			(1,652,004)																												(1,652,004)
Ending Balance at Dec. 31, 2001			1,052,400									15,190								5,321,761											(4,284,551)
Ending Balance, Shares at Dec. 31, 2001												15,189,563
Issuance of common & preferred stock for cash/services							144												2,772,239	502,517											(502,661)
Issuance of common & preferred stock for cash/services (April 26, 2002)			2,818,236			905													2,817,331
Issuance of common & preferred stock for cash/services (May 16, 2002)						890
Issuance of common & preferred stock for cash/services (May 31 , 2002)						795													2,473,380
Issuance of common & preferred stock for cash/services (June 28, 2002)						230													712,991
Issuance of common & preferred stock for cash/services (July 15, 2002)						75													233,886
Issuance of common & preferred stock for cash/services (August 01, 2002)											38								57,562
Issuance of common & preferred stock for cash/services, shares							143,507
Issuance of common & preferred stock for cash/services, shares (April 26, 2002)						905,000
Issuance of common & preferred stock for cash/services, shares (May 16, 2002)						890,250
Issuance of common & preferred stock for cash/services, shares (May 31 , 2002)						795,000
Issuance of common & preferred stock for cash/services, shares (June 28, 2002)						229,642
Issuance of common & preferred stock for cash/services, shares (July 15, 2002)						75,108
Issuance of common & preferred stock for cash/services, shares (August 01, 2002)	38,400
Uncompensated contribution of services (May 16, 2002)	2,773,129
Uncompensated contribution of services (May 31 , 2002)	2,474,175
Uncompensated contribution of services (June 28, 2002)	713,221
Uncompensated contribution of services (July 15, 2002)	233,961
Uncompensated contribution of services (August 01, 2002)	57,600
Uncompensated contribution of services (1st Quarter)			100,000																	100,000
Uncompensated contribution of services (2nd Quarter)			100,000																	100,000
Uncompensated contribution of services (3rd Quarter)			100,000																	100,000
Uncompensated contribution of services (4th Quarter)			100,000																	100,000
Issuance of warrants for services (September 06 , 2002)	103,388																		103,388
Deemed dividend associated with beneficial conversion of preferred stock																				10,178,944											(10,178,944)
Comprehensive income (loss):
Net loss			(5,433,055)																												(5,433,055)
Other comprehensive loss, foreign currency translation adjustment			13,875																										13,875
Comprehensive income (loss)			(5,419,180)
Ending Balance at Dec. 31, 2002			5,206,930				3,039					15,228								25,573,999									13,875		(20,399,211)
Ending Balance, Shares at Dec. 31, 2002							3,038,507					15,227,963
Issuance of common & preferred stock for cash/services			(1,087,200)																												(1,087,200)
Issuance of common & preferred stock for cash/services (May 16 , 2003)			1,145,750						46										1,145,704
Issuance of common & preferred stock for cash/services (May 09, 2003)			2,773,328						110										2,773,218
Issuance of common & preferred stock for cash/services (January 07, 2003)	92,400										62								92,338
Issuance of common & preferred stock for cash/services (August 27, 2003)			18,455,561						3,359										18,452,202
Issuance of common & preferred stock for cash/services (3rd Quarter)			310,000									202								309,798
Issuance of common & preferred stock for cash/services (4th Quarter)			279,500									137								279,363
Issuance of common & preferred stock for cash/services, shares (May 16 , 2003)									45,500
Issuance of common & preferred stock for cash/services, shares (May 09, 2003)									110,250
Issuance of common & preferred stock for cash/services, shares (January 07, 2003)											61,600
Issuance of common & preferred stock for cash/services, shares (August 27, 2003)	3,359,331
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)												202,500
Issuance of common & preferred stock for cash/services, shares (4th Quarter)												136,500
Issuance of common stock for conversion of convertible securities (2nd Quarter)			40,701				(72)					147								40,626
Issuance of common stock for conversion of convertible securities (3rd Quarter)			(78,809)				(2,967)			(156)		7,189								(82,875)
Issuance of common stock for conversion of convertible securities, shares (2nd Quarter)							(70,954)					147,062
Issuance of common stock for conversion of convertible securities, shares (3rd Quarter)							(2,967,553)			(155,750)		7,188,793
Issuance of common stock for net assets/acquisition (March 31, 2003)			540,000								100								539,900
Issuance of common stock for net assets/acquisition, shares (March 31, 2003)											100,000
Uncompensated contribution of services (1st Quarter)			100,000																	100,000
Uncompensated contribution of services (2nd Quarter)			100,000																	100,000
Deemed dividend associated with beneficial conversion of preferred stock																				1,244,880											(1,244,880)
Cancellation/Retirement of common/restricted stock (March 31, 2003)			(119,459)								(79)								(119,380)
Cancellation/Retirement of common/restricted stock, shares (March 31, 2003)											(79,382)
Conversion of warrant into common stock (2nd Quarter)												114								(114)
Conversion of warrant into common stock (3rd Quarter)												213								(213)
Conversion of warrants in to common stock, shares (2nd Quarter)												114,598
Conversion of warrants in to common stock, shares (3rd Quarter)												212,834
Conversion of warrants in to common stock, shares (4th Quarter)												393
Compensation expense on options and warrants issued to non-employees and directors			412,812																	412,812
Comprehensive income (loss):
Net loss			(11,268,294)																												(11,268,294)
Other comprehensive loss, foreign currency translation adjustment			360,505																										360,505
Comprehensive income (loss)			(10,907,789)
Ending Balance at Dec. 31, 2003			17,263,725									26,672								50,862,258									374,380		(33,999,585)
Ending Balance, Shares at Dec. 31, 2003												26,672,192
Issuance of common & preferred stock for cash/services (2nd Quarter)	56,817,434		56,817,434								7,200	7,200							56,810,234	56,810,234
Issuance of common & preferred stock for cash/services, shares (2nd Quarter)											7,200,000	7,200,000
Repurchase of common/treasury stock (4th Quarter)	(25,974,000)		25,974,000																							(25,974,000)	25,974,000
Repurchase of common stock/treasury, shares (4th Quarter)																										4,000,000	4,000,000
Conversion of warrant into common stock (1st Quarter)											79	79							(79)	(79)
Conversion of warrants in to common stock, shares (1st Quarter)											78,526	78,526
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	1,410,498		1,410,498									1,410,498							1,410,498
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	143,462		143,462																143,462	143,462
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)	229,133		229,133																229,133	229,133
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)			127,497																	127,497
Adjustments to stock granted during period value share based compensation to employees non employees and directors (4th Quarter)	127,497																		127,497
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	95,000		95,000								15	15							94,985	94,985
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)												52								(52)
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	190,000		190,000								110	110							189,890	189,890
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)											15,000	15,000
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)												51,828
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)											110,000	110,000
Issuance of common stock in connection with exercise of warrants (1st Quarter)	7,720		7,720								4	4							7,716	7,716
Issuance of common stock in connection with exercise of warrants (2nd Quarter)											52								(52)
Issuance of common stock in connection with exercise of warrants (3rd Quarter)											7	7							(7)	(7)
Issuance of common stock in connection with exercise of warrants (4th Quarter)											28	28							(28)	(28)
Issuance of common stock in connection with exercise of warrants, shares (1st Quarter)											4,000	4,000
Issuance of common stock in connection with exercise of warrants, shares (2nd Quarter)											51,828
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)											7,431	7,431
Issuance of common stock in connection with exercise of warrants, shares (4th Quarter)											27,652	27,652
Issuance of common stock for cash in connection with exercise of warrants (3rd Quarter)	59,695		59,695								28	28							59,667	59,667
Issuance of common stock for cash in connection with exercise of warrants, shares (3rd Quarter)											28,270	28,270
Comprehensive income (loss):
Net loss	(21,474,469)		(21,474,469)																											(21,474,469)	(21,474,469)
Other comprehensive loss, foreign currency translation adjustment	79,725		79,725																									79,725	79,725
Other comprehensive income, net unrealized gain on available-for-sale investments	10,005		10,005																									10,005	10,005
Comprehensive income (loss)			(21,384,739)
Comprehensive income (loss)	(21,384,739)
Ending Balance at Dec. 31, 2004			28,985,425									34,195								109,935,174							(25,974,000)		464,110		(55,474,054)
Ending Balance, Shares at Dec. 31, 2004												34,194,899															4,000,000
Conversion of warrant into common stock (2nd Quarter)											28	28							(28)	(28)
Conversion of warrant into common stock (3rd Quarter)											12	12							(12)	(12)
Conversion of warrants in to common stock, shares (2nd Quarter)											27,785	27,785
Conversion of warrants in to common stock, shares (3rd Quarter)											12,605	12,605
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)			33,565																	33,565
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)			(61,762)																	(61,762)
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)			(137,187)																	(137,187)
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)			18,844																	18,844
Adjustments to stock granted during period value share based compensation to non employees (1st Quarter)	33,565																		33,565
Adjustments to stock granted during period value share based compensation to non employees (2nd Quarter)	(61,762)																		(61,762)
Adjustments to stock granted during period value share based compensation to non employees (3rd Quarter)	(137,187)																		(137,187)
Adjustments to stock granted during period value share based compensation to non employees (4th Quarter)	18,844																		18,844
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	75,000		75,000								25	25							74,975	74,975
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)											25,000	25,000
Compensation expense on acceleration of options (4th Quarter)	14,950		14,950																14,950	14,950
Compensation expense on restricted stock award issued to employee (4th Quarter)	606		606																606	606
Conversion of predecessor company shares											94	94
Comprehensive income (loss):
Net loss	(35,777,584)		(35,777,584)																											(35,777,584)	(35,777,584)
Other comprehensive loss, foreign currency translation adjustment	(1,372,600)		(1,372,600)																									(1,372,600)	(1,372,600)
Foreign exchange gain on substantial liquidation of foreign entity	133,851		133,851																									133,851	133,851
Other comprehensive income, net unrealized gain on available-for-sale investments	(10,005)		(10,005)																									(10,005)	(10,005)
Comprehensive income (loss)			(37,026,338)
Comprehensive income (loss)	(37,026,338)
Ending Balance at Dec. 31, 2005			(8,096,897)									34,260								109,879,125							(25,974,000)		(784,644)		(91,251,638)
Ending Balance, Shares at Dec. 31, 2005												34,260,383															4,000,000
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	46,336		42,810																46,336	42,810
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	407,012		96,177																407,012	96,177
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)			25,627																	25,627
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)			34,772																	34,772
Adjustments to stock granted during period value share based compensation to employees non employees and directors (3rd Quarter)	389,458																		389,458
Adjustments to stock granted during period value share based compensation to employees non employees and directors (4th Quarter)	390,547																		390,547
Adjustments to stock granted during period value share based compensation to non employees (1st Quarter)	42,810																		42,810
Adjustments to stock granted during period value share based compensation to non employees (2nd Quarter)	96,177																		96,177
Adjustments to stock granted during period value share based compensation to non employees (3rd Quarter)	25,627																		25,627
Adjustments to stock granted during period value share based compensation to non employees (4th Quarter)	34,772																		34,772
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)	16,500		16,500								10	10							16,490	16,490
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	156,900		156,900								76	76							156,824	156,824
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)											10,000	10,000
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)											76,000	76,000
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)			46,336																	46,336
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)			407,012																	407,012
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)			389,458																	389,458
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)			390,547																	390,547
Compensation expense on restricted stock issued to employees (1st Quarter)	23,497		23,497								129	129							23,368	23,368
Compensation expense on restricted stock issued to employees (2nd Quarter)	4,210		4,210																4,210	4,210
Compensation expense on restricted stock issued to employees (3rd Quarter)	3,605		3,605																3,605	3,605
Compensation expense on restricted stock issued to employees (4th Quarter)	88		88																88	88
Compensation expense on restricted stock issued to employees, shares (1st Quarter)											128,750	128,750
Cancellation of unvested restricted stock (2nd Quarter)											97	(97)							(97)	97
Cancellation of unvested restricted stock (4th Quarter)											15	(15)							(15)	15
Cancellation of unvested restricted stock, shares (2nd Quarter)											(97,400)	(97,400)
Cancellation of unvested restricted stock, shares (4th Quarter)											(15,002)	(15,002)
Acquisition of Agera	2,182,505		2,182,505																											2,182,505			2,182,505
Comprehensive income (loss):
Net loss	(35,899,538)																													(35,899,538)
Net income (loss)			(35,899,538)																												(35,821,406)		(78,132)
Other comprehensive loss, foreign currency translation adjustment	657,182		657,182																									657,182	657,182
Comprehensive income (loss)	(35,242,356)		(35,242,356)
Ending Balance at Dec. 31, 2006			(39,519,209)									34,363								111,516,561							(25,974,000)		(127,462)		(124,968,671)
Ending Balance at Dec. 31, 2006			(39,519,209)									34,363								111,516,561							(25,974,000)		(127,462)		(127,073,044)		2,104,373
Ending Balance, Shares at Dec. 31, 2006												34,362,731															4,000,000
Issuance of common & preferred stock for cash/services (3rd Quarter)	13,752,167		13,752,167								6,767	6,767							13,745,400	13,745,400
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)											6,767,647	6,767,647
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)			39,742																	39,742
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)			39,981																	39,981
Adjustments to stock granted during period value share based compensation to non employees (1st Quarter)	39,742																		39,742
Adjustments to stock granted during period value share based compensation to non employees (2nd Quarter)	39,981																		39,981
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	23,100		23,100								15	15							23,085	23,085
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	3,166		3,166								2	2							3,164	3,164
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)											15,000	15,000
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)											1,666	1,666
Issuance of common stock in connection with exercise of warrants (3rd Quarter)	894,304		894,304								493	493							893,811	893,811
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)											492,613	492,613
Compensation expense on restricted stock award issued to employee (4th Quarter)	88																		88
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	448,067		448,067																448,067	448,067
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	462,363		462,363																462,363	462,363
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	478,795		478,795																478,795	478,795
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	378,827		378,827																378,827	378,827
Compensation expense on restricted stock issued to employees (1st Quarter)	88		88																88	88
Compensation expense on restricted stock issued to employees (2nd Quarter)	88		88																88	88
Compensation expense on restricted stock issued to employees (3rd Quarter)	88		88																88	88
Compensation expense on restricted stock issued to employees (4th Quarter)			88																	88
Expense in connection with modification of employee stock options (1st Quarter)	1,178,483		1,178,483																1,178,483	1,178,483
Comprehensive income (loss):
Net loss	(35,819,461)																													(35,819,461)
Net income (loss)			(35,819,461)																												(35,573,114)		(246,347)
Other comprehensive loss, foreign currency translation adjustment	846,388		846,388																									846,388	846,388
Comprehensive income (loss)	(34,973,073)		(34,973,073)
Ending Balance at Dec. 31, 2007			(56,792,935)									41,640								129,208,631							(25,974,000)		718,926		(160,788,132)
Ending Balance at Dec. 31, 2007			(56,792,935)									41,640								129,208,631							(25,974,000)		718,926		(162,646,158)		1,858,026
Ending Balance, Shares at Dec. 31, 2007												41,639,657															4,000,000
Cancellation/Retirement of common/restricted stock	1		(1)								1	(1)
Cancellation/Retirement of common/restricted stock, shares											165	(165)
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	151,305		151,305																151,305	151,305
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	193,754		193,754																193,754	193,754
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	171,012		171,012																171,012	171,012
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	166,196		166,196																166,196	166,196
Expense in connection with modification of employee stock options (1st Quarter)	1,262,815		1,262,815																1,262,815	1,262,815
Compensation expense on option awards issued to non-employees (1st Quarter)	44,849		44,849																44,849	44,849
Compensation expense on option awards issued to non-employees (2nd Quarter)	62,697		62,697																62,697	62,697
Compensation expense on option awards issued to non-employees (3rd Quarter)	166,687		166,687																166,687	166,687
Compensation expense on option awards issued to non-employees (4th Quarter)	(86,719)		(86,719)																(86,719)	(86,719)
Comprehensive income (loss):
Net loss	(33,091,855)																													(33,091,855)
Net income (loss)			(33,091,855)																												(31,411,179)		(1,680,676)
Reclassification of foreign exchange gain on substantial liquidation of foreign entities	(2,152,569)		(2,152,569)																									(2,152,569)	(2,152,569)
Other comprehensive loss, foreign currency translation adjustment	1,433,643		1,433,643																									1,433,643	1,433,643
Comprehensive income (loss)	(33,810,781)		(33,810,781)
Ending Balance at Dec. 31, 2008			(88,471,121)									41,639								131,341,227							(25,974,000)				(193,879,987)
Ending Balance at Dec. 31, 2008			(88,471,121)									41,639								131,341,227							(25,974,000)				(194,057,337)		177,350
Ending Balance, Shares at Dec. 31, 2008												41,639,492															4,000,000
Issuance of common stock for conversion of convertible securities (Two Months Ended August 31 , 2009)	35,382
Issuance of common stock for conversion of convertible securities (1st Quarter)			344,000									38								343,962
Issuance of common stock for conversion of convertible securities (2nd Quarter)			10,470,000									1,143								10,468,857
Issuance of common stock for conversion of convertible securities, shares (1st Quarter)												37,564
Issuance of common stock for conversion of convertible securities, shares (2nd Quarter)												1,143,324
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)			138,798																	138,798
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)			112,616																	112,616
Compensation expense on option awards issued to non-employees (1st Quarter)			1,746																	1,746
Balance of expense due to cancellation of options issued to employees and directors in bankruptcy (Two Months Ended August 31 , 2009)																			294,912	294,912
Cancellation of Predecessor common stock and fresh start adjustments			(124,495,151)									(42,820)								(150,426,331)							25,974,000
Cancellation of Predecessor accumulated deficit and accumulated other comprehensive loss			128,335,806																												128,335,806
Cancellation of Predecessor common stock and fresh start adjustment, shares												(42,820,380)															(4,000,000)
Issuance of common stock in connection with emergence from Chapter 11			5,472,000									11,400								5,460,600
Issuance of common stock in connection with emergence from Chapter 11, shares												11,400,000
Comprehensive income (loss):
Net income (loss)			65,927,163																												65,927,163
Comprehensive income (loss)			65,927,163
Ending Balance (Pre-Adjusted Balance)			(11,146,504)									42,820								142,737,500							(25,974,000)				(127,952,824)
Ending Balance at Aug. 31, 2009			(7,305,849)	(1,833,849)											11,400					(7,688,831)			(2,228,231)							382,982
Ending Balance, Shares (Pre-Adjusted Balance)												42,820,380															4,000,000
Beginning Balance, Shares at Aug. 31, 2009															11,400,000
Issuance of common & preferred stock for cash/services											25
Issuance of common & preferred stock for cash/services, shares											25,501
Compensation expense on option awards issued to employees/directors/consultants				326,838																			326,838
Compensation expense on option awards issued to non-employees				386,380																			386,380
Issuance of 2.7 million shares of common stock in connection with the exit financing	58,652			1,800,000											2,667								1,797,333
Issuance of 2.7 million shares of common stock in connection with the exit financing, shares															2,666,666
Issuance of common stock for cash in connection with exercise of warrants																			58,627
Compensation expense on shares issued to management				168,000											600								167,400
Compensation expense on shares issued to management, shares															600,000
Comprehensive income (loss):
Net income (loss)				(5,034,506)																												(5,034,506)
Comprehensive income (loss)				(5,034,506)
Ending Balance at Dec. 31, 2009				(4,128,485)											14,692								508,347									(4,651,524)
Ending Balance, Shares at Dec. 31, 2009															14,692,167
Beginning Balance (Pre-Adjusted Balance)			(11,146,504)									42,820								142,737,500							(25,974,000)				(127,952,824)
Beginning Balance at Aug. 31, 2009				(1,833,849)																(7,688,831)										382,982
Beginning Balance, Shares (Pre-Adjusted Balance)												42,820,380															4,000,000
Uncompensated contribution of services				0
Comprehensive income (loss):
Net loss				(49,263,480)
Net income (loss)				(49,263,479)
Comprehensive income (loss)				(49,349,479)
Ending Balance at Dec. 31, 2011				(5,600,501)
Ending Balance at Dec. 31, 2011				(5,600,501)														(550,020)					43,734,339
Beginning Balance (Pre-Adjusted Balance)			(11,146,504)									42,820								142,737,500							(25,974,000)				(127,952,824)
Beginning Balance at Aug. 31, 2009				(1,833,849)																(7,688,831)										382,982
Beginning Balance, Shares (Pre-Adjusted Balance)												42,820,380															4,000,000
Uncompensated contribution of services				0
Comprehensive income (loss):
Net loss				(64,730,678)
Net income (loss)				(64,730,678)
Ending Balance at Jun. 30, 2012				(20,380,339)
Ending Balance at Jun. 30, 2012				(20,380,399)														(550,020)					44,418,999
Beginning Balance at Dec. 31, 2009				(4,128,485)											14,692								508,347									(4,651,524)
Beginning Balance, Shares at Dec. 31, 2009															14,692,167
Issuance of common & preferred stock for cash/services				3,469,400				364,000							5,077		607						3,464,323		363,393
Issuance of common & preferred stock for cash/services, shares															5,076,664		606,667
Uncompensated contribution of services				0
Issuance of warrants for services				(2,890,711)																			(2,890,711)
Issuance of common stock for cash in connection with exercise of stock options, shares	0
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)				324,377																			324,377
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)				222,011																			222,011
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)				183,231																			183,231
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)				104,094																			104,094
Compensation expense on option awards issued to non-employees (1st Quarter)				18,391																			18,391
Compensation expense on option awards issued to non-employees (2nd Quarter)				33,206																			33,206
Compensation expense on option awards issued to non-employees (3rd Quarter)				7,724																			7,724
Compensation expense on option awards issued to non-employees (4th Quarter)				27,507																			27,507
Compensation expense on shares issued to management (1st Quarter)				18,000																			18,000
Compensation expense on shares issued to management (2nd Quarter)				18,000																			18,000
Compensation expense on shares issued to management (3rd Quarter)				18,000																			18,000
Compensation expense on shares issued to management (4th Quarter)				18,000																			18,000
Comprehensive income (loss):
Net loss				(12,879,633)
Net income (loss)				(12,879,633)																												(12,879,633)
Comprehensive income (loss)				(12,879,633)
Comprehensive income (loss)				(12,879,633)
Ending Balance at Dec. 31, 2010				(15,072,888)
Ending Balance at Dec. 31, 2010				(15,072,888)											20,376								2,437,893									(17,531,157)
Ending Balance, Shares at Dec. 31, 2010															20,375,498
Uncompensated contribution of services				0
Comprehensive income (loss):
Net loss				(27,163,910)
Net income (loss)				(27,163,910)
Ending Balance at Jun. 30, 2011
Beginning Balance at Dec. 31, 2010				(15,072,888)																												(17,531,157)
Beginning Balance at Dec. 31, 2010				(15,072,888)
Issuance of common & preferred stock for cash/services (2nd Quarter)				1,580,560											1,909								1,578,651
Issuance of common & preferred stock for cash/services (3rd Quarter)				20,587,418											41,409			(550,020)					21,096,029
Issuance of common & preferred stock for cash/services, shares (2nd Quarter)															1,908,889
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)															41,409,461
Uncompensated contribution of services				0
Conversion of warrant into common stock (1st Quarter)				327,813											3,894								323,919
Conversion of warrant into common stock (2nd Quarter)				4,558,322											11,554								4,546,768
Conversion of warrant into common stock (3rd Quarter)				3,554,064											7,480								3,546,584
Conversion of warrant into common stock (4th Quarter)				53,437											400								53,037
Conversion of warrants in to common stock, shares (1st Quarter)															3,894,000
Conversion of warrants in to common stock, shares (2nd Quarter)															11,554,000
Conversion of warrants in to common stock, shares (3rd Quarter)															7,480,000
Conversion of warrants in to common stock, shares (4th Quarter)															400,000
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)															246								(246)
Issuance of common stock for cash in connection with exercise of stock options, shares	600,000
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)															246,141
Issuance of common stock in connection with exercise of warrants	2,418,646
Issuance of common stock in connection with exercise of warrants (1st Quarter)				241,831											289								241,542
Issuance of common stock in connection with exercise of warrants (2nd Quarter)				6,072,957											7,230								6,065,727
Issuance of common stock in connection with exercise of warrants (3rd Quarter)				945,376											891								944,485
Issuance of common stock in connection with exercise of warrants, shares	4,837,291
Issuance of common stock in connection with exercise of warrants, shares (1st Quarter)															289,599
Issuance of common stock in connection with exercise of warrants, shares (2nd Quarter)															7,230,103
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)															890,564
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)				995,551																			995,551
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)				1,082,503																			1,082,503
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)				225,235																			225,235
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)				259,985																			259,985
Compensation expense on option awards issued to non-employees (1st Quarter)				38,203																			38,203
Compensation expense on option awards issued to non-employees (2nd Quarter)				250,473																			250,473
Compensation expense on shares issued to management (1st Quarter)				18,000																			18,000
Compensation expense on shares issued to management (2nd Quarter)				18,000																			18,000
Compensation expense on shares issued to management (3rd Quarter)				12,000																			12,000
Comprehensive income (loss):
Net loss				(31,349,341)
Net income (loss)				(31,349,341)																												(31,349,341)
Comprehensive income (loss)				(31,349,341)
Comprehensive income (loss)				(31,349,341)
Ending Balance at Dec. 31, 2011				(5,600,501)
Ending Balance at Dec. 31, 2011				(5,600,501)											95,678			(550,020)					43,734,339									(48,880,498)
Beginning Balance, Shares at Dec. 31, 2011															95,678,255
Uncompensated contribution of services				0
Conversion of warrant into common stock		101			25,156										2,200									25,055
Conversion of warrant into common stock (1st Quarter)				30,573											400								30,173
Conversion of warrant into common stock (2nd Quarter)				49,239																			47,039
Conversion of warrants in to common stock, shares																100,625
Conversion of warrants in to common stock, shares (1st Quarter)															400,000
Conversion of warrants in to common stock, shares (2nd Quarter)															2,200,000
Issuance of common stock for cash in connection with exercise of stock options, shares	0
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)				278,959																			278,959
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)				277,170																			277,170
Compensation expense on option awards issued to non-employees (1st Quarter)				28,483																			28,483
Compensation expense on shares issued to management (2nd Quarter)				(2,219)																			(2,219)
Comprehensive income (loss):
Net loss				(15,467,199)
Net income (loss)				(15,467,199)																												(15,467,199)
Ending Balance at Jun. 30, 2012				(20,380,339)
Ending Balance at Jun. 30, 2012				$ (20,380,399)											$ 98,379			$ (550,020)					$ 44,418,999									$ (64,347,697)
Ending Balance, Shares at Jun. 30, 2012															98,378,880

Consolidated Statements of Shareholders' Equity (Deficit) (Parenthetical) (Successor, USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 2nd Quarter	Dec. 31, 2011 3rd Quarter	Dec. 31, 2010 Common Stock	Dec. 31, 2011 Common Stock 2nd Quarter	Dec. 31, 2011 Common Stock 3rd Quarter	Dec. 31, 2011 Subscription Receivable 3rd Quarter	Dec. 31, 2010 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital 2nd Quarter	Dec. 31, 2011 Additional Paid-in Capital 3rd Quarter
Issuance of warrants		200,000	15,700,000		200,000	15,700,000	15,700,000		200,000	15,700,000
Issuance of Warrants Share					1,900,000	41,400,000
Stock and warrants issuance cost	$ 338,100	$ 100,000	$ 1,600,000	$ 338,100	$ 100,000	$ 1,600,000	$ 1,600,000	$ 338,100	$ 100,000	$ 1,600,000
Stock And Warrants Issuance Share				5,100,000

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended	164 Months Ended
	Jun. 30, 2012 Successor	Jun. 30, 2011 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Jun. 30, 2012 Successor	Aug. 31, 2009 Predecessor	Aug. 31, 2009 Predecessor Series A Preferred Stock	Aug. 31, 2009 Predecessor Series B Preferred Stock	Aug. 31, 2009 Predecessor Series D Preferred Stock	Aug. 31, 2009 Predecessor Series E Preferred Stock
Cash flows from operating activities:
Net loss	$ (15,467,199)	$ (27,163,910)	$ (31,349,341)	$ (12,879,633)	$ (49,263,480)	$ (64,730,678)	$ (117,121,644)
Adjustments to reconcile net loss to net cash used in operating activities:
Reorganization items, net	0	0	0	0	72,477	72,477	(74,648,976)
Loss on extinguishment of debt	4,421,184	0				4,421,184	0
Expense related to stock-based compensation	582,393	2,402,730	2,899,950	992,541	4,773,709	5,356,101	10,608,999
Warrant (income) expense	(2,647,000)	9,806,882	4,762,694	465,232	5,547,010	2,900,010	0
Derivative revaluation expense	1,917,322	8,182,138	5,451,518	0	5,451,518	7,368,839	0
Deferred tax benefit	(108,695)	0	0	0	0	(108,696)	0
Uncompensated contribution of services	0	0	0	0	0	0	755,556
Depreciation and amortization	392,160	12,590	157,756	8,085	165,841	558,001	9,091,990
Provision for doubtful accounts	(16,565)	(12,280)	17,701	(7,818)	(36,736)	(53,301)	337,810
Provision for excessive and/or obsolete inventory	7,182	5,178	(45,505)	(60,366)	(94,207)	(87,025)	259,427
Amortization of debt issue costs	103,066	0	0	0	0	103,066	4,107,067
Amortization of debt discounts on investments	0	0	0	0	0	0	(508,983)
Loss on disposal or impairment of property and equipment	0	0	0	0	0	0	17,668,477
Foreign exchange gain on substantial liquidation of foreign entity	(130)	(4,988)	(2,222)	(5,072)	(9,908)	(10,038)	(2,256,408)
Change in operating assets and liabilities, excluding effects of acquisition:
Decrease (increase) in accounts receivable	(32,794)	3,626	(3,524)	47,686	67,706	34,912	(91,496)
Decrease in other receivables	5,215	485	(947)	(4,033)	(240)	4,975	218,978
Increase in inventory	(318,752)	(12,931)	38,096	27,459	96,478	(222,274)	(455,282)
Decrease (increase) in prepaid expenses	427,100	201,058	(437,367)	42,799	(639,473)	(212,373)	34,341
Decrease in other assets	0	0	0	0	4,120	4,120	71,000
Increase (decrease) in accounts payable	(1,214,546)	(325,914)	802,920	851,102	1,761,644	547,099	57,648
Increase in accrued expenses, liabilities subject to compromise and other liabilities	553,363	301,757	816,083	1,256,140	1,646,429	2,199,793	3,311,552
Increase (decrease) in deferred revenue	74,234	0	55,400	0	55,400	129,634	(50,096)
Net cash used in operating activities	(11,322,462)	(6,603,579)	(16,836,788)	(9,265,878)	(30,401,712)	(41,724,174)	(148,610,040)
Cash flows from investing activities:
Acquisition of Agera, net of cash acquired	0	0	0	0	0	0	(2,016,520)
Purchase of property and equipment	(358,746)	(700,513)	(1,570,105)	(29,674)	(1,599,779)	(1,958,525)	(25,515,170)
Proceeds from the sale of property and equipment, net of selling costs	0	0	0	0	0	0	6,542,434
Purchase of investments	0	0	0	0	0	0	(152,998,313)
Proceeds from sales and maturities of investments	0	0	0	0	0	0	153,507,000
Net cash used in investing activities	(358,746)	(700,513)	(1,570,105)	(29,674)	(1,599,779)	(1,958,525)	(20,480,569)
Cash flows from financing activities:
Proceeds from convertible debt	0	0	0	0	0	0	91,450,000
Offering costs associated with the issuance of convertible debt	(45,984)	0	0	0	0	(145,984)	(3,746,193)
Offering costs associated with issuance of debt	0	0	(100,000)	0	(100,000)	0	0
Proceeds from notes payable to shareholders, net	0	0	0	0	0	0	135,667
Proceeds from the issuance of redeemable preferred stock net								12,931,800	0	0	0
Proceeds from the exercise of warrants	0	1,973,364	2,418,646	0	2,418,646	2,418,646	0
Proceeds from the issuance of common stock, net	0	1,580,560	22,167,978	3,469,400	27,437,378	27,437,378	93,753,857
Costs associated with secured loan and debtor-in-possession loan	0	0	0	0	0	0	(360,872)
Proceeds from secured loan	0	0	0	0	0	0	500,471
Proceeds from debtor-in-possession loan	0	0	0	0	0	0	2,750,000
Payments on insurance loan	(72,148)	(48,655)	(80,578)	(63,683)	(166,152)	(238,300)	(79,319)
Principal payments on 12.5% note payable	(3,517,424)	0	(1,283,321)	0	(1,283,321)	(4,800,745)	0
Cash dividends paid on preferred stock	(109,323)	(304,384)	(623,096)	(139,750)	(762,846)	(872,169)	(1,087,200)
Cash paid for fractional shares of preferred stock	0	0	0	0	0	0	(38,108)
Merger and acquisition expenses	0	0	0	0	0	0	(48,547)
Repurchase of common stock	0	0	0	0	0	0	(26,024,280)
Net cash provided by financing activities	3,440,046	9,036,865	28,335,609	8,794,937	41,778,655	45,218,701	170,137,276
Effect of exchange rate changes on cash balances	171	5,870	2,541	5,865	11,555	11,726	(36,391)
Net increase (decrease) in cash and cash equivalents	(8,240,991)	1,738,643	9,931,257	(494,750)	9,788,719	1,547,728	1,010,276
Cash and cash equivalents, beginning of period	10,798,995	867,738	867,738	1,362,488	1,010,276	1,010,276
Cash and cash equivalents, end of period	2,558,004	2,606,381	10,798,995	867,738	10,798,995	2,558,004	1,010,276
Supplemental disclosures of cash flow information:
Cash paid for interest	1,161,344	0	435,096	0	435,096	1,596,440	12,715,283
Non-cash investing and financing activities:
Predecessor deemed dividend associated with beneficial conversion of preferred stock	0	0	0	0	0	0	11,423,824
Predecessor preferred stock dividend	0	0	0	0	0	0	1,589,861
Successor accrued preferred stock dividend	114,925	366,135	487,421	191,417	487,421	114,925	0
Predecessor uncompensated contribution of services	0	0	0	0	0	0	755,556
Predecessor common stock issued for intangible assets	0	0	0	0	0	0	540,000
Predecessor common stock issued in connection with conversion of debt	25,156	0	0	0	0	25,156	10,814,000
Predecessor equipment acquired through capital lease	0	0	0	0	0	0	167,154
Successor/Predecessor financing of insurance premiums	0	0	150,251	97,065	328,833	328,833	87,623
Successor issuance of notes payable	0	0	0	0	0	0	6,000,060
Successor common stock issued in connection with reorganization	0	0	0	0	0	0	5,472,000
Successor intangible assets	0	0	0	0	0	0	6,340,656
Successor deferred tax liability in connection with fresh-start	0	0	0	0	0	0	2,500,000
Elimination of Predecessor common stock and fresh start adjustment	0	0	0	0	0	0	14,780,320
Successor subscription receivable	550,020	0	550,020	210,000	550,020	550,020	0
Successor accrued warrant liability	10,399,000	4,994,307	4,994,307	7,071,010	12,381,509	22,780,509	0
Successor conversion of preferred stock Series A balance into common stock	0	814,082				1,202,989	0	0
Successor conversion of preferred stock derivative balance into common stock	79,814	4,072,053	7,290,647	0	7,654,647	7,734,461	0
Successor cashless exercise of warrants recorded previously as a liability	0	4,341,424	4,841,519	0	4,841,519	4,841,519	0
Successor accrued derivative liability	$ 1,207,108	$ 372,495	$ 252,318	$ 2,120,360	$ 2,372,678	$ 3,579,786	$ 0

Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business and Organization [Abstract]
Business and Organization

Note 1—Business and Organization

Fibrocell Science, Inc. (Fibrocell or the Company or the Successor) is the parent company of Fibrocell Technologies (Fibrocell Tech) and Agera Laboratories, Inc., a Delaware corporation (Agera). Fibrocell Tech is the parent company of Isolagen Europe Limited, a company organized under the laws of the United Kingdom (Isolagen Europe), Isolagen Australia Pty Limited, a company organized under the laws of Australia (Isolagen Australia), and Isolagen International, S.A., a company organized under the laws of Switzerland (Isolagen Switzerland). Operations in the foreign subsidiaries have been substantially liquidated.

The Company is a cellular aesthetic and therapeutic development stage biotechnology company focused on developing novel skin and tissue rejuvenation products. The Company’s approved and clinical development product candidates are designed to improve the appearance of skin injured by the effects of aging, sun exposure, acne and burnscars with a patient’s own, or autologous, fibroblast cells produced in the Company’s proprietary Fibrocell Process. The Company’s lead product, LAVIV™ (LAVIV), is the first and only personalized aesthetic cell therapy approved by the FDA for the improvement of the appearance of moderate to severe nasolabial fold wrinkles in adults.

The Company also marketed a skin care line with broad application in core target markets through its consolidated subsidiary, Agera which was sold on August 31, 2012. As a result of the disposal of Agera, the Company operates in one segment and Agera is classified as discontinued operations. Please refer to Note 5 for more details.

Note 1—Business and Organization

Fibrocell Science, Inc. (Fibrocell or the Company or the Successor) is the parent company of Fibrocell Technologies (Fibrocell Tech) and Agera Laboratories, Inc., a Delaware corporation (Agera). Fibrocell Tech is the parent company of Isolagen Europe Limited, a company organized under the laws of the United Kingdom (Isolagen Europe), Isolagen Australia Pty Limited, a company organized under the laws of Australia (Isolagen Australia), and Isolagen International, S.A., a company organized under the laws of Switzerland (Isolagen Switzerland). Operations in the foreign subsidiaries have been substantially liquidated.

The Company is a cellular aesthetic and therapeutic development stage biotechnology company focused on developing novel skin and tissue rejuvenation products. The Company’s approved and clinical development product candidates are designed to improve the appearance of skin injured by the effects of aging, sun exposure, acne and burnscars with a patient’s own, or autologous, fibroblast cells produced in the Company’s proprietary Fibrocell Process. The Company’s lead product, LAVIV™ (LAVIV), is the first and only personalized aesthetic cell therapy approved by the FDA for the improvement of the appearance of moderate to severe nasolabial fold wrinkles in adults.

The Company also marketed a skin care line with broad application in core target markets through its consolidated subsidiary Agera which was sold on August 31, 2012. As a result of disposal of Agera. The Company operates in one segment and Agera is classified as discontinued operations.

Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Note 2—Basis of Presentation

As of September 1, 2009, the Company adopted fresh-start accounting in accordance with Accounting Standards Codification (ASC) 852-10, Reorganizations. The Company selected September 1, 2009, as the date to effectively apply fresh-start accounting based on the absence of any material contingencies at the August 27, 2009 confirmation hearing and the immaterial impact of transactions between August 27, 2009 and September 1, 2009. The adoption of fresh-start accounting resulted in the Company becoming a new entity for financial reporting purposes.

Accordingly, the financial statements prior to September 1, 2009 are not comparable with the financial statements for periods on or after September 1, 2009. References to “Successor” or “Successor Company” refer to the Company on or after September 1, 2009, after giving effect to the cancellation of Isolagen, Inc. common stock issued prior to the Effective Date, the issuance of new Fibrocell Science, Inc. common stock in accordance with the Plan, and the application of fresh-start accounting. References to “Predecessor” or “Predecessor Company” refer to the Company prior to September 1, 2009.

The accompanying unaudited financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnote disclosures required by GAAP for complete consolidated financial statements. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011, filed with the Securities and Exchange Commission (SEC). The results of the Company’s operations for any interim period are not necessarily indicative of the results of operations for any other interim period or full year.

The prior year financial statements contain certain reclassifications to present discontinued operations.

Note 2—Basis of Presentation

As of September 1, 2009, the Company adopted fresh-start accounting in accordance with Accounting Standards Codification (“ASC”) 852-10, Reorganizations. The Company selected September 1, 2009, as the date to effectively apply fresh-start accounting based on the absence of any material contingencies at the August 27, 2009 confirmation hearing and the immaterial impact of transactions between August 27, 2009 and September 1, 2009. The adoption of fresh-start accounting resulted in the Company becoming a new entity for financial reporting purposes.

Accordingly, the financial statements prior to September 1, 2009 are not comparable with the financial statements for periods on or after September 1, 2009. References to “Successor” or “Successor Company” refer to the Company on or after September 1, 2009, after giving effect to the cancellation of Isolagen, Inc. common stock issued prior to the Effective Date, the issuance of new Fibrocell Science, Inc. common stock in accordance with the Plan, and the application of fresh-start accounting. References to “Predecessor” or “Predecessor Company” refer to the Company prior to September 1, 2009.

As a result of the disposal of Agera, effective August 31, 2012 the Company is reporting the operations of Agera as discontinued operations in the consolidated statement of operations and the assets and liabilities are classified as assets and liabilities of discontinued operations on the consolidated balance.

Development-Stage Risks and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Development-Stage Risks and Liquidity [Abstract]
Development-Stage Risks and Liquidity

Note 3—Development-Stage Risks and Liquidity

The Company has been primarily engaged in developing its initial product technology, and the Successor has incurred losses since inception and has a deficit accumulated during the development stage of $64.3 million as of June 30, 2012. The Company anticipates incurring additional losses until such time that it can generate significant sales of its recently approved FDA product, LAVIV. As of June 30, 2012, we had cash and cash equivalents of $2.6 million and negative working capital of $0.4 million. This includes approximately $3.6 million of outstanding debt which is due in September 1, 2013, provided that the debt holders may require the Company to redeem 25% of the principal amount of the debt on each of December 1, 2012, March 1, 2013, June 1, 2013 and September 1, 2013. The Company will still need to access the capital markets in the near future in order to continue to fund future operations. There is no guarantee that any such additional required financing will be available on terms satisfactory to the Company or available at all. These matters create uncertainty relating to its ability to continue as a going concern. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or liabilities that might result from the outcome of these uncertainties.

As a result of the conditions discussed above, and in accordance with GAAP, there exists doubt about the Company’s ability to continue as a going concern, and its ability to continue as a going concern is contingent, among other things, upon its ability to secure additional adequate financing or capital in the future.

Note 3—Development-Stage Risks and Going Concern

The Company emerged from Bankruptcy in September 2009 and continues to operate as a going concern. At December 31, 2011, the Company had cash and cash equivalents of approximately $10.8 million and working capital of $2.9 million.

The Company will need to access the capital markets in the near future in order to fund future operations. There is no guarantee that any such required financing will be available on terms satisfactory to the Company or available at all. These matters create uncertainty relating to its ability to continue as a going concern. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or liabilities that might result from the outcome of these uncertainties.

Further, if the Company raises additional cash resources in the near future, it may be raised in contemplation of or in connection with bankruptcy. In the event of a bankruptcy, it is likely that its common stock and common stock equivalents will become worthless and our creditors will receive significantly less than what is owed to them.

Through December 31, 2011, the Company has been primarily engaged in developing its initial product technology. In the course of its development activities, the Company has sustained losses and expects such losses to continue through at least 2012. During the year ended December 31, 2011, the Company financed its operations primarily through its existing cash received from external financings, but as discussed above it now requires additional financing. There is substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to complete additional offerings is dependent on the state of the debt and/or equity markets at the time of any proposed offering, and such market’s reception of the Company and the offering terms. The Company’s ability to complete an offering is also dependent on the status of its FDA regulatory milestones and its clinical trials. There is no assurance that capital in any form would be available to the Company, and if available, on terms and conditions that are acceptable.

As a result of the conditions discussed above, and in accordance with Generally Accepted Accounting Principles (“GAAP”), there exists substantial doubt about the Company’s ability to continue as a going concern, and its ability to continue as a going concern is contingent, among other things, upon its ability to secure additional adequate financing or capital in the near future. If the Company does not obtain additional funding, or does not anticipate additional funding, in the near future, it will likely enter into bankruptcy and/or cease operations. Further, if it does raise additional cash resources in the near future, it may be raised in contemplation of or in connection with bankruptcy. If the Company enters into bankruptcy, it is likely that its common stock and common stock equivalents will become worthless and its creditors, including preferred stock, will receive significantly less than what is owed to them.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 4—Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes. In addition, management’s assessment of the Company’s ability to continue as a going concern involves the estimation of the amount and timing of future cash inflows and outflows. Actual results may differ materially from those estimates.

Intangible assets

Effective January 1, 2012 the Company has launched LAVIV and is now generating revenue. As a result the intangible asset related to research and development assets related to the Company’s primary study is considered a finite-lived intangible asset and is being amortized over 12 years. For the six months ended June 30, 2012, the Company amortized $265,680 for the intangible asset.

Finite-lived intangible assets are recorded at cost, net of accumulated amortization and, if applicable, impairment charges. Amortization of finite-lived intangible assets is provided over their estimated useful lives on a straight-line basis. We review our finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Income (loss) per share data

Basic and diluted net loss attributable to common stockholders per share is calculated by dividing net loss income attributable to common stockholders by the weighted-average number of common shares outstanding. For all periods presented, the outstanding shares of common stock options, preferred and common warrants have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basis and dilutive loss per share are the same.

The following potentially dilutive securities have been excluded from the calculations of diluted net loss per share as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Shares of convertible preferred stock	44,808,000	15,162,000	44,808,000	15,162,000
Shares underlying options outstanding	14,084,750	14,135,000	14,084,750	14,135,000
Shares underlying warrants outstanding	133,230,535	34,127,384	133,230,535	34,127,384
Unvested restricted stock	0	150,000	0	150,000

Adoption of Standards

In May 2011, the FASB ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, and the IASB issued IFRS 13, Fair Value Measurement. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The ASU is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance changes certain fair value measurement principles and disclosure requirements. We adopted this ASU January 1, 2012. The adoption of the provisions of this guidance did not have a material impact on our results of operations, cash flows, and financial position.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05), which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. ASU 2011-05 will be effective for public companies during the interim and annual periods beginning after December 15, 2011 with early adoption permitted. We adopted this ASU January 1, 2012. The adoption of the provisions of this guidance did not have a material impact on our results of operations, cash flows, and financial position.

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05. This ASU defers certain provisions of ASU 2011-05, which required entities to present reclassification adjustments out of accumulated other comprehensive income by component in the statement in which net income is presented and the statement in which comprehensive income is presented for both interim and annual periods. This requirement is indefinitely deferred by this ASU and will be further deliberated by the FASB at a future date. The new ASU is effective for public entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter, the same as that for the unaffected provisions of ASU 2011-05. We adopted this ASU January 1, 2012.

Note 4—Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes. In addition, management’s assessment of the Company’s ability to continue as a going concern involves the estimation of the amount and timing of future cash inflows and outflows. Actual results may differ materially from those estimates.

Reclassifications

Certain prior period amounts related to the classification of Agera as discontinued operations in the financial statements and notes thereto have been reclassified.

Cash and Cash Equivalents

The Company considers highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

Concentration of Credit Risk

As of December 31, 2011, the Company maintains the majority of its cash primarily with one major U.S. domestic bank. All of our non-interest bearing cash balances were fully insured at December 31, 2011 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and our non-interest bearing cash balances may again exceed federally insured limits. The terms of these deposits are on demand to minimize risk. The Company has not incurred losses related to these deposits. Cash and cash equivalents of less than $0.1 million, related to Agera and the Company’s Swiss subsidiary is maintained in two separate financial institutions. The Company invests these funds primarily in demand deposit accounts.

Allowance for Doubtful Accounts

The Company maintains an allowance for doubtful accounts related to its Agera’s accounts receivable that have been deemed to have a high risk of collectability. Management reviews its accounts receivable on a monthly basis to determine if any receivables will potentially be uncollectible. Management analyzes historical collection trends and changes in its customer payment patterns, customer concentration, and creditworthiness when evaluating the adequacy of its allowance for doubtful accounts. In its overall allowance for doubtful accounts, the Company includes any receivable balances that are determined to be uncollectible. Based on the information available, management believes the allowance for doubtful accounts is adequate; however, actual write-offs might exceed the recorded allowance.

The allowance for doubtful accounts, which is included in assets of discontinued operations, was $46,981 and $29,280 at December 31, 2011 and 2010, respectively.

Inventory

Inventories are determined at the lower of cost or market value with cost determined under specific identification and on the first-in-first-out method. Inventories consist of raw materials and finished goods. At December 31, 2011, Agera’s inventory, which is included in assets of discontinued operations, of $0.3 million consisted of $0.1 million of raw materials and $0.2 million of finished goods. At December 31, 2010, Agera’s inventory of $0.3 million consisted of $0.2 million of raw materials and $0.1 million of finished goods.

Property and equipment

Property and equipment is carried at cost less accumulated depreciation and amortization. Generally, depreciation and amortization for financial reporting purposes is provided by the straight-line method over the estimated useful life of three years, except for leasehold improvements which are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter. The cost of repairs and maintenance is charged as an expense as incurred.

Intangible assets

Intangible assets are research and development assets related to the Company’s primary study that was recognized upon emergence from bankruptcy. The portion of the reorganization value which was attributed to identified intangible assets was $6,340,656. This value is related to research and development assets that are not subject to amortization. In accordance with ASC 805-20, Business Combinations, Identifiable Assets and Liabilities, and Any Noncontrolling Interest, this amount is reported as intangibles in the consolidated balance sheets, and is not being amortized.

Intangibles are tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. There was no impairment of the intangible assets as of December 31, 2011.

Revenue recognition

The Company recognizes revenue over the period the service is performed in accordance with ASC 605, Revenue Recognition (“ASC 605”). In general, ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services rendered, (3) the fee is fixed and determinable and (4) collectability is reasonably assured.

Revenue from the sale of Agera’s products is recognized upon transfer of title, which is upon shipment of the product to the customer. The Company believes that the requirements of ASC 605 are met when the ordered product is shipped, as the risk of loss transfers to our customer at that time, the fee is fixed and determinable and collection is reasonably assured. Any advanced payments are deferred until shipment.

Research and development expenses

Research and development costs are expensed as incurred and include salaries and benefits, costs paid to third-party contractors to perform research, conduct clinical trials, develop and manufacture drug materials and delivery devices, and a portion of facilities cost. Research and development costs also include costs to develop manufacturing, cell collection and logistical process improvements.

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. Invoicing from third-party contractors for services performed can lag several months. The Company accrues the costs of services rendered in connection with third-party contractor activities based on its estimate of management fees, site management and monitoring costs and data management costs. Actual clinical trial costs may differ from estimated clinical trial costs and are adjusted for in the period in which they become known.

Other Income, Net

In November 2010, we received one grant totaling $0.2 million under the Qualified Therapeutic Discovery Project Grants Program. The Qualified Therapeutic Discovery Project Grants Program was included in the healthcare reform legislation, and established a one-time pool of $1 billion for grants to small biotechnology companies developing novel therapeutics which show potential to: (a) result in new therapies that either treat areas of unmet medical need, or prevent, detect, or treat chronic or acute diseases and conditions; (b) reduce long-term health care costs in the United States; or (c) significantly advance the goal of curing cancer within a the 30-year period. There are no matching funding requirements or other requirements necessary to receive the funding.

Warrant Liability

Certain warrants are measured at fair value and liability-classified under ASC 815, Derivatives and Hedging, (“ASC 815”) because the warrants contain “down-round protection” and therefore, do not meet the scope exception for treatment as a derivative under ASC 815. Since “down-round protection” is not an input into the calculation of the fair value of the warrants, the warrants cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. Effective December 31, 2011, we calculated the fair value of the warrants using the Monte Carlo simulation valuation method due to the changes in the product status with the approval of LAVIV. Prior to December 31, 2011, the Black-Scholes option-pricing model was utilized due to the assumptions present prior to the approval of LAVIV. The fair value is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. We will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability.

Preferred Stock and Derivative Liability

The preferred stock has been classified within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series A, B and D Preferred may require the Company to redeem all of its Series A, B or D Preferred in the event of a triggering event which is outside of the control of the Company.

The embedded conversion option for the Series A Preferred, Series B Preferred and Series D Preferred has been recorded as a derivative liability under ASC 815 in the Company’s consolidated balance sheet and will be re-measured on the Company’s reporting dates. The fair value of the derivative liability is determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the expected term, and the risk-free interest rate. The Company will continue to classify the fair value of the embedded conversion option as a liability until the preferred stock is converted into common stock.

Stock-based Compensation

The Company accounts for stock-based awards to employees using the fair value based method to determine compensation for all arrangements where shares of stock or equity instruments are issued for compensation. In addition, the Company accounts for stock-based compensation to nonemployees in accordance with the accounting guidance for equity instruments that are issued to other than employees. The Company uses a Black-Scholes option-pricing model to determine the fair value of each option grant as of the date of grant for expense incurred. The Black-Scholes model requires inputs for risk-free interest rate, dividend yield, volatility and expected lives of the options. Expected volatility is based on historical volatility of the Company’s competitor’s stock since the Company ceased trading as part of the bankruptcy and emerged as a new entity. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected lives for options granted represents the period of time that options granted are expected to be outstanding and is derived from the contractual terms of the options granted. The Company estimates future forfeitures of options based upon expected forfeiture rates.

Income taxes

An asset and liability approach is used for financial accounting and reporting for income taxes. Deferred income taxes arise from temporary differences between income tax and financial reporting and principally relate to recognition of revenue and expenses in different periods for financial and tax accounting purposes and are measured using currently enacted tax rates and laws. In addition, a deferred tax asset can be generated by net operating loss (“NOLs”) carryover. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

In the event the Company is charged interest or penalties related to income tax matters, the Company would record such interest as interest expense and would record such penalties as other expense in the consolidated statements of operations. No such charges have been incurred by the Company. As of December 31, 2011 and December 31, 2010, the Company had no accrued interest related to uncertain tax positions.

At December 31, 2011 and December 31, 2010, the Company has provided a full valuation allowance for the net deferred tax assets, the large majority of which relates to the future benefit of loss carryovers. In addition, as a result of fresh-start accounting, the Company may be limited by section 382 of the Internal Revenue Service Code. The tax years 2008 through 2011 remain open to examination by the major taxing jurisdictions to which we are subject. The deferred tax liability at December 31, 2011 and December 31, 2010, relates to the intangible assets recognized upon fresh-start accounting.

Income (loss) per share data

Basic income (loss) per share is calculated based on the weighted average common shares outstanding during the period. Diluted income per share (“Diluted EPS’) also gives effect to the dilutive effect of stock options, warrants, restricted stock and convertible preferred stock calculated based on the treasury stock method.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2011 and 2010, as they would be anti-dilutive:

	For the year ended December 31,
	2011	2010
Shares of convertible preferred stock	7,282,000	18,342,000
Shares underlying options outstanding	13,608,500	5,677,000
Shares underlying warrants outstanding	49,135,602	31,178,295
Unvested restricted stock	—	150,000

Fair Value of Financial Instruments

The carrying values of certain of the Company’s financial instruments, including cash equivalents and accounts payable approximates fair value due to their short maturities. The fair values of the Company’s long-term obligations are based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates reflecting varying degrees of risk. The carrying values of the Company’s long-term obligations approximate their fair values.

The fair value of the reorganization value which applies in fresh-start accounting was estimated by applying the income approach and a market approach. This fair value measurement is based on significant inputs that are not observable in the market and, therefore, represents a Level 3 measurement as defined in ASC 820, Fair Value Measurements.

Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

Note 5—Discontinued Operations

On June 7, 2012, the Company entered into a share purchase agreement (Agreement) with Rohto Pharmaceutical Co., Ltd. (Purchaser), pursuant to which the Company agreed to sell to Purchaser all of the shares of common stock of Agera held by the Company (the Agera Shares), which represented 57% of the outstanding common stock of Agera. The closing of the Agreement took place on August 31, 2012. Pursuant to the Agreement, the purchase price (Purchase Price) for the Agera Shares was (i) $850,000; plus (ii) the amount equivalent to 57% of total sum of the cash held by Agera at the date of closing; plus (iii) the amount equivalent to 57% of Agera's accounts receivable less allowance for uncollectible account at the date of closing. Purchaser paid $400,000 of the Purchase Price (the Initial Payment) within ten business days after the execution of the Agreement, with the remaining portion of the Purchase Price to be paid within ten business days after the closing date. Accordingly, all operating results from continuing operations exclude the results for Agera which are presented as discontinued operations. The Company will not have continuing involvement after the sale and the Company expects to record a gain on the sale.

The assets ($188,000 net accounts receivable, $271,000 Inventory and $39,000 prepaid expenses) and liabilities of Agera have been segregated as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets. In addition, the financial results of Agera are classified as discontinued operations in the accompanying Consolidated Statement of Operations. Summary financial information related to discontinued operations is as follows:

	Successor	Successor
	For the three months ended June 30, 2012	For the three months ended June 30, 2011
Product sales	$175,705	$253,274
Cost of sales	88,605	125,753

Gross profit	87,100	127,521
Operating income (loss)	$4,965	$38,249
Net income (loss)	$(4,136)	$11,353

	Successor	Successor	Successor	Predecessor
	For the six months ended June 30, 2012	For the six months ended June 30, 2011	Cumulative period from September 1, 2009 (date of inception) to June 30, 2012	Cumulative period from December 28, 1995 (date of inception) to August 31, 2009
Product sales	$374,137	$461,910	$2,452,682	$3,428,882
Cost of sales	210,099	223,611	1,345,874	1,876,877

Gross profit	164,038	238,299	1,106,808	1,552,005
Operating income (loss)	$6,713	$59,661	$(21,020)	$(5,259,848)
Net income (loss)	$(13,589)	$13,109	$(126,919)	$(3,460,325)

Note 5—Discontinued Operations

On June 7, 2012, the Company entered into a share purchase agreement (Agreement) with Rohto Pharmaceutical Co., Ltd. (Purchaser), pursuant to which the Company agreed to sell to Purchaser all of the shares of common stock of Agera held by the Company (the Agera Shares), which represents 57% of the outstanding common stock of Agera. The closing of the Agreement is expected to take place on August 31, 2012, or such earlier time as the parties agree. Pursuant to the Agreement, the purchase price (Purchase Price) for the Agera Shares will be (i) $850,000; plus (ii) the amount equivalent to 57% of total sum of the cash held by Agera at the date of closing; plus (iii) the amount equivalent to 57% of Agera’s accounts receivable less allowance for uncollectible account at the date of closing. Purchaser paid $400,000 of the Purchase Price (the Initial Payment) within ten business days after the execution of the Agreement, with the remaining portion of the Purchase Price to be paid within ten business days after the closing date. In the event that the Agreement is terminated due to a material breach of the Agreement by the Company the Initial Payment shall be returned to Purchaser. In the event that the Agreement is terminated due to the material breach of the Agreement by Purchaser or due to Purchaser’s failure to close the transaction by August 31, 2012, the Initial Payment shall be deemed nonrefundable and shall be retained by the Company. Accordingly, all operating results from continuing operations exclude the results for Agera which are presented as discontinued operations. The Company will not have continuing involvement after the sale and the Company expects to record a gain on the sale.

The assets and liabilities of Agera have been segregated as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets. In addition, the financial results of Agera are classified as discontinued operations in the accompanying Consolidated Statement of Operations. Summary financial information related to discontinued operations is as follows:

As of December 31, 2011 and 2010, assets and liabilities classified as discontinued operations on the consolidated balance sheets are as follows:

	December 31, 2011	December 31, 2010
Accounts receivable, net	$188,439	$229,891
Inventory	266,347	258,939
Prepaid expenses	42,667	62,028

Current assets of discontinued operations	$497,453	$550,858

Accounts payable	11,855	36,224
Accrued expenses	7,782	4,909

Current liabilities of discontinued operations	$19,637	$41,133

As of December 31, 2011 and 2010, loss from discontinued operations on the consolidated statement of operations included the foreign subsidiaries and Agera. Agera’s loss from discontinued operations on the consolidated statement of operations is as follows:

	Successor	Successor	Successor	Predecessor
	For the year ended December 31, 2011	For the year ended December 31, 2010	Cumulative period from September 1, 2009 (date of inception) to December 31, 2011	Cumulative period from December 28, 1995 (date of inception) to August 31, 2009
Product sales	$812,235	$936,369	$2,078,545	$3,428,882
Cost of sales	451,078	502,648	1,135,775	1,876,877

Gross profit	361,157	433,721	942,770	1,552,005

Operating income (loss)	$(54,853)	$23,492	$(27,733)	$(5,259,848)

Net income (loss)	$(73,062)	$(28,406)	$(113,330)	$(3,460,325)

Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note 6—Supplemental Cash Flow Information

The following table contains additional cash flow information for the periods reported.

	Successor			Predecessor
	For the six months ended June 30, 2012	For the six months ended June 30, 2011	Cumulative period from September 1, 2009 (date of inception) to June 30, 2012	Cumulative period from December 31, 1995 (date of inception) to August 31, 2009
Supplemental disclosures of cash flow information:
Cash paid for interest	$1,161,344	$0	$1,596,440	$12,715,283
Non-cash investing and financing activities:
Accrued preferred stock dividend	114,925	366,135	114,925	0
Accrued warrant liability	10,399,000	4,994,307	22,780,509	0
Accrued derivative liability	1,207,108	372,495	3,579,786	0
Successor/Predecessor financing of insurance premiums	0	0	328,833	87,623
Successor subscription receivable	550,020	0	550,020	0
Conversion of preferred stock into common stock	0	814,082	1,202,989	0
Conversion of preferred stock derivative balance into common stock	79,814	4,072,053	7,734,461	0
Exercise of warrants-cashless	0	4,341,424	4,841,519	0
Deemed dividend associated with beneficial conversion of preferred stock	0	0	0	11,423,824
Preferred stock dividend	0	0	0	1,589,861
Uncompensated contribution of services	0	0	0	755,556
Common stock issued for intangible assets	0	0	0	540,000
Common stock issued in connection with conversion of debt	25,156	0	25,156	10,814,000
Equipment acquired through capital lease	0	0	0	167,154
Issuance of notes payable	0	0	0	6,000,060
Common stock issued in connection with reorganization	0	0	0	5,472,000
Intangible assets	0	0	0	6,340,656
Deferred tax liability in connection with fresh-start	0	0	0	2,500,000
Elimination of Predecessor common stock and fresh start adjustment	0	0	0	14,780,320

Inventory	6 Months Ended
Jun. 30, 2012
Inventory [Abstract]
Inventory	Note 7—Inventory Inventories consist of the following:

	June 30, 2012	December 31, 2011
Raw materials	$187,496	$0
Finished goods	119,559	0

Total	$307,055	$0

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 8—Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company adopted the accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liability measured at fair value on a recurring basis as of June 30, 2012 and December 31, 2011:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Balance at June 30, 2012
Liabilities
Warrant liability	$0	$0	$20,839,000	$20,839,000
Derivative liability	0	0	3,409,661	3,409,661

Total	$0	$0	$24,248,661	$24,248,661

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Balance at December 31, 2011
Liabilities
Warrant liability	$0	$0	$13,087,000	$13,087,000
Derivative liability	0	0	533,549	533,549

Total	$0	$0	$13,620,549	$13,620,549

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Warrant Liability
Balance at December 31, 2011	$13,087,000
Issuance of additional warrants	10,399,000
Change in fair value of warrant liability	(2,647,000)

Balance at June 30, 2012	$20,839,000

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See note 12 for further discussion of the warrant liability.

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Derivative Liability
Balance at December 31, 2011	$533,549
Issuance of derivative liability and other	1,038,602
Conversion of preferred stock and other	(79,812)
Change in fair value of derivative liability	1,917,322

Balance at June 30, 2012	$3,409,661

The fair value of the derivative liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See note 11 for further discussion of the derivative liability.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

On June 1, 2012 the Company issued 12.5% Convertible Notes (Notes) which include unpaid interest of 15% has been accreted to the principal and matures on June 1, 2013. The Notes are measured at face value including interest in our consolidated balance sheets and not fair value. As of June 30, 2012, the principal balance outstanding is $3.5 million and interest of $42,000 which is based on the level 2 valuation hierarchy of the fair value measurements standard. The Notes approximate fair value as they bear interest at a rate approximating a market interest rate.

We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts. There were no transfers between Level 1, 2 and 3.

Note 6—Fair Value Measurements

The Company adopted the accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2011

Liabilities
Warrant liability	$—	$—	$13,087,000	$13,087,000
Derivative liability	—	—	533,549	533,549

Total	$—	$—	$13,620,549	$13,620,549

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2010

Liabilities
Warrant liability	$—	$—	$8,171,518	$8,171,518
Derivative liability	—	—	2,120,360	2,120,360

Total	$—	$—	$10,291,878	$10,291,878

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Warrant Liability
Balance at January 1, 2010	$635,276
Issuance of additional warrants	7,071,010
Change in fair value of warrant liability	465,232

Balance at December 31, 2010	$8,171,518
Issuance of additional warrants	4,994,307
Exercise of warrants	(4,841,519)
Change in fair value of warrant liability	4,762,694

Balance at December 31, 2011	$13,087,000

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 13 for further discussion of the warrant liability.

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Derivative Liability
Balance at January 1, 2010	$—
Record fair value of derivative liability	2,120,360

Balance at December 31, 2010	2,120,360
Issuance of additional preferred stock and other	252,318
Conversion of preferred stock	(7,290,647)
Change in fair value of derivative liability	5,451,518

Balance at December 31, 2011	$533,549

The fair value of the derivative liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the derivative liability.

Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses

Note 9—Accrued Expenses

Accrued expenses consist of the following:

	June 30, 2012	December 31, 2011
Accrued professional fees	$278,979	$702,106
Accrued compensation	98,752	4,338
Dividend on preferred stock payable	114,925	55,742
Deferred fee for Agera	400,000	0
Accrued other	111,634	156,174

Total	$1,004,290	$918,360

Note 8—Accrued Expenses

Accrued expenses consist of the following:

	December 31, 2011	December 31, 2010
Accrued professional fees	$702,106	$413,384
Accrued compensation	4,338	4,310
Dividend on preferred stock payable	55,742	191,417
Accrued other	156,174	175,462

Accrued expenses	$918,360	$784,573

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt [Abstract]
Debt

Note 10-Debt

Convertible Note Payable due 2013

On June 1, 2012, the Company entered into an Exchange Agreement with existing noteholders pursuant to which the Company agreed to repay half of each Holder’s 12.5% Promissory Notes due June 1, 2012 and exchange the balance of each Holder’s Original Note, for (i) a new 12.5% Notes with a principal amount equal to such balance, and (ii) a five-year warrant (Warrant) to purchase a number of shares of Common Stock equal to the number of shares of Common Stock underlying such Note on the date of issuance.

Details of Notes are as follows:

•

The Notes accrue interest at a rate of 12.5% per annum payable quarterly in cash or, at the Company’s option, 15% per annum payable in kind by capitalizing such unpaid amount and adding it to the principal as of the date it was due.

•

The maturity date of the Notes is September 1, 2013, provided that the Holders may require the Company to redeem 25% of the principal amount of the Notes on each of December 1, 2012, March 1, 2013, June 1, 2013 and September 1, 2013.

•

To the extent that Holders of the Notes convert any portion of the Notes prior to any such redemption date, the amount of all future redemption payments will be reduced by such converted amount on a pro rata basis over the remaining redemption dates.

•

The Notes are convertible at a conversion price of $0.25 per share, provided that, with certain exceptions, if, at any time while the Notes are outstanding, the Company issues any Company common stock or common stock equivalents at an effective price per share that is lower than the then the conversion price of the Notes, then the conversion price of the Notes will be reduced to equal the lower price.

•

The Notes may be accelerated if any events of default occur, which include, in addition to certain customary default provisions, if at any time on or after October 1, 2012 the Company fails to have reserved, for conversion of the Notes and exercise of the Warrants, a sufficient number of available authorized but unissued shares of common stock.

Loss on Extinguishment of Debt

As a result of the June 1, 2012 debt exchange as discussed above, the Company recorded a loss on extinguishment of the 12.5% Promissory Note of $4.4 million in the consolidated statement of operations due to the significant modification of the original debt. The details of the loss included recording the fair value of the embedded conversion option of $1.2 million and the fair value of liability-classified warrants of $3.2 million. See note 11 for further discussion of the derivative liability and note 12 for further discussion of the warrant liability.

The following table reflects the Company’s outstanding debt:

	June 30, 2012	December 31, 2011
12.5% Convertible Notes due September 2013	$3,559,041	$0
12.5% Promissory Notes due June 2012	0	6,730,861

Total Debt	$3,559,041	$6,730,861
Long-term Debt	873,106	0

Total Debt due within one year	$2,685,935	$6,730,861

Note 9—Debt

The Company’s outstanding debt at December 31, 2011 and December 31, 2010 consists of $6.7 million and $7.3 million, respectively, of 12.5% Unsecured Promissory Notes (“Notes”). Unpaid interest has been accreted to the principal at a rate of 15%. The Notes have the following features: (1) 12.5% interest payable quarterly in cash or, at the Company’s option, 15% payable in kind by capitalizing such unpaid amount and adding it to the principal as of the date it was due; (2) maturing June 1, 2012; (3) at any time prior to the maturity date, the Company may redeem any portion of the outstanding principal of the Notes in cash at 125% of the stated face value of the Notes. There is a mandatory redemption feature that requires the Company to redeem all outstanding Notes if: (1) the Company successfully completes a capital campaign raising in excess of $10 million; or (2) the Company is acquired by, or sells a majority stake to, an outside party.

Since the Company consummated a single offering of at least $10 million in August 2011, certain note holders were entitled to a mandatory redemption of the outstanding principal plus any interest payable in cash within three business days of the consummation. Approximately $1.7 million including interest was paid in 2011 after consummation of the offering. The remaining note holders signed amendments to their notes raising the mandatory redemption for a single offering or a series of offerings within a six-month period from $10 million to $30 million. The Note is due June 2012.

Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Equity

Note 11-Equity

Redeemable Preferred stock

The following table shows the activity of Series D and Series E Redeemable Preferred stock (Preferred), with a par value of $0.001 per share and a stated value of $1,000 per share:

	Series D Preferred	Series E Preferred	Total
Balance at December 31, 2011	3,641	0	3,641
Series D Preferred converted to common stock	(800)	0	(800)
Issuance of Series E Preferred stock	0	8,361	8,361

Balance at June 30, 2012	2,841	8,361	11,202

During May and June 2012 the Company sold to accredited investors in a private placement Series E Convertible Preferred Stock as follows:

Date of financing	# of shares of Series E Preferred	Net Proceeds	Warrant Exercise Price	# of Warrants Issued
May 14, 2012	3,353	$2,842,110	$0.30	14,753,200
May 24, 2012	2,364	2,042,535	0.30	10,401,600
May 30, 2012	945	822,150	0.30	4,158,000
June 7, 2012	1,192	1,037,040	0.30	5,244,800
June 28, 2012	507	441,090	0.30	2,230,800

	8,361	$7,184,925		36,788,400

As a result of the May and June 2012 private placement Series E Convertible Preferred Stock transaction, $7.2 million was allocated to the fair value of the warrants.

The Company records accrued dividends at a rate of 6% per annum on the Series D and 8% per annum on the Series E Preferred. As of June 30, 2012, $114,925 was accrued for dividends payable. The Company paid cash of $109,323 during the six months ended June 30, 2012.

Conversion option of Convertible Note Payable

In connection with the issuance of the June 1, 2012 Convertible Notes, an embedded conversion option has been recorded as a derivative liability under ASC 815, Derivatives and Hedging, (ASC 815) in the consolidated balance sheet as of June 30, 2012. As of June 30, 2012 the derivative liability was re-measured resulting in income of $484,358 for the six months ended June 30, 2012 in our statement of operations. The fair value of the derivative liability is determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the embedded conversion option as a liability and re-measure on the Company’s reporting dates until the Notes are converted into common stock.

Conversion option of Redeemable Preferred stock

The embedded conversion option for the Series D and E Preferred has been recorded as a derivative liability under ASC 815, Derivatives and Hedging, (ASC 815) in the consolidated balance sheet as of June 30, 2012 and December 31, 2011. As of June 30, 2012 the derivative liability was re-measured resulting in expense of $2,401,681 for the six months ended June 30, 2012 in our statement of operations. The fair value of the derivative liability is determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the embedded conversion option as a liability and re-measure on the Company’s reporting dates until the preferred stock is converted into common stock.

The fair market value of the derivative liability was computed using the Black-Scholes option-pricing model with the following weighted average assumptions as of the dates indicated:

	June 30, 2012	December 31, 2011
Expected life (years)	1.5 years	1.1 years
Interest rate	0.3%	0.1%
Dividend yield	0	0
Volatility	60%	61%

Note 12-Equity

Common Stock Private Placements

On August 3, 2011, the Company entered into agreements with certain accredited investors, pursuant to which the Company agreed to sell to the purchasers an aggregate of 41,409,461 shares of Company common stock at a purchase price of $0.55 per share in a private placement. Each purchaser also received a warrant to purchase 0.35 shares of common stock for every share of common stock acquired in the offering with an exercise price of $0.75 per share and a term of 5 years from issuance. The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days at any time after the shares underlying the warrants are registered or eligible for resale pursuant to Rule 144. The aggregate purchase price paid by the purchasers at closing for the common stock and the warrants was $22.8 million. As of December 31, 2011, there was a subscription receivable of $0.6 million. The placement agents for the transaction received cash compensation of $1.6 million and warrants to purchase 1,252,761 shares of Company common stock at an exercise price of $0.5454 and fair value of $440,330. Cash issuance costs of $1.6 million were netted against the gross proceeds.

On June 16, 2011, the Company completed a private placement, pursuant to which it sold an aggregate of 1,908,889 shares of Company common stock to eight accredited investors for an aggregate purchase price of $1,718,000. The placement agent for the transaction received cash compensation of $137,440 and warrants to purchase 152,711 shares of Company common stock at an exercise price of $0.90 per share.

Redeemable Preferred stock

The Redeemable Preferred stock (“Preferred Stock’) is convertible into common stock at the option of the holder on a share-for-share basis. Each of the foregoing securities are subject to the “down-round” protection and if at any time while the Preferred Stock is outstanding, the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents at an effective price per share that is lower than the then conversion price of the Preferred (“Conversion Price”) or the exercise price of the warrants, then the conversion price and exercise price will be reduced to equal the lower price. The Preferred Stock has been classified by the Company within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480 because any holder of Preferred may require the Company to redeem all of its Preferred Stock in the event of a triggering event which is outside of the control of the Company.

In addition, the holders of the Preferred stock have no voting rights except with respect to specified matters affecting the rights of the Series A, B and D Redeemable preferred stock. The Preferred stockholders are entitled to receive cumulative dividends at the rate per share of 6% per annum.

The Company records accrued dividends at a rate of 6% per annum on the Preferred Stock. As of December 31, 2011 and December 31, 2010, $55,742 and $191,417, respectively, were accrued for dividends payable. The Company paid cash of $623,096 and $139,750 for the year ended December 31, 2011 and December 31, 2010, respectively.

On May 24, 2011, the Company sent a mandatory conversion notice to the holders of its outstanding Series A Convertible Preferred Stock and Series B Convertible Preferred Stock. Pursuant to the notice, each holder of Series A Convertible Preferred Stock and Series B Convertible Preferred Stock was notified that since the volume weighted average price of the Company’s common stock had exceeded 200% of the then effective conversion price of the Preferred Stock for twenty consecutive trading days; the Company was permitted to force the conversion of the Preferred Stock into Company common stock. The conversion was effective on July 7, 2011; provided that holders of Preferred Stock had the right to voluntarily convert their shares of Preferred Stock prior to such date. During 2010 and 2011, 364 and 2,886 Series A preferred shares were converted into 606,667 and 5,772,000 common shares, respectively. During 2011, 4,640 Series B preferred shares were converted into 9,280,000 common shares.

During 2011, 4,138 Series D preferred shares were converted into 8,276,000 common shares.

Preferred Stock Series B

In the third and fourth quarter of 2010, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers in the aggregate: (i) 4,640 shares of Series B Preferred, with a par value of $0.001 per share and a stated value of $1,000 per share Series B Preferred, and (ii) the Warrants to purchase 7,733,334 shares of Common Stock at an exercise price of $0.8054 per share. The aggregate purchase price for the third and fourth quarter 2010 Series B Preferred financing paid by the Purchasers for the Series B Preferred and the Warrants was $4,430,000. The Company used the proceeds for working capital purposes. As a result of the December 2010 Series D Preferred Stock transaction the shares and warrants were repriced to $0.50 per share. After giving effect to this anti-dilution provision, as of December 31, 2010, there will be 9,280,000 shares of Common Stock underlying the Series B Preferred.

Preferred Stock Series D

On January 21, 2011, the Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 1,234 shares of Series D Convertible Preferred Stock, with a par value of $0.001 per share and a stated value of $1,000 per share, and (ii) warrants to purchase 2,468,000 shares of Company common stock at an exercise price of $0.50 per share. The aggregate purchase price paid by the Purchasers for the Series D Preferred and the Warrants was $1,234,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes. The placement agents for the offering received cash compensation of $98,720 and warrants to purchase 197,440 shares of Common Stock at an exercise price of $0.50 per share.

On January 28, 2011, the Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 1,414 shares of Series D at a stated value of $1,000 per share, and (ii) warrants to purchase 2,828,000 shares of Common Stock at an exercise price of $0.50 per share. The aggregate purchase price paid by the Purchasers for the Series D Preferred and the warrants was $1,414,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes. The placement agents for the offering received cash compensation of $113,120 and warrants to purchase 226,240 shares of Common Stock at an exercise price of $0.50 per share.

On February 9, 2011, the Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 3,436 shares of Series D at a stated value of $1,000 per share, and (ii) warrants to purchase 6,872,000 shares of Common Stock at an exercise price of $0.50 per share. The aggregate purchase price paid by the Purchasers for the Series D Preferred and the warrants was $3,436,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes. The placement agents for the offering received cash compensation of $274,880 and warrants to purchase 549,760 shares of Common Stock at an exercise price of $0.50 per share.

On March 1, 2011, the Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 50 shares of Series D at a stated value of $1,000 per share, and (ii) warrants to purchase 100,000 shares of Common Stock at an exercise price of $0.50 per share. The aggregate purchase price paid by the Purchasers for the Series D Preferred and the warrants was $50,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes. The placement agents for the offering received cash compensation of $4,000 and warrants to purchase 8,000 shares of Common Stock at an exercise price of $0.50 per share.

On December 15, 17 and 27, 2010, the Company completed a private placement of securities of Series D Preferred and warrants. The details of the 2010 Series D Preferred financing are as follows: 1,645 shares of Series D Preferred, with a par value of $0.001 per share and a stated value of $1,000 per share and (ii) warrants to purchase 3,290,000 shares of Common Stock at an exercise price of $0.50 per share. The aggregate purchase price paid by the Purchasers for the Series D Preferred and the Warrants was $1,645,000 (representing $1,000 for each share of Series D Preferred together with Warrants).

Conversion option of Redeemable Preferred stock

The embedded conversion option for the Preferred Stock has been recorded as a derivative liability under ASC 815 in the Company’s consolidated balance sheet as of December 31, 2011 and 2010 and will be re-measured on the Company’s reporting dates. The fair value of the derivative liability is determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the embedded conversion option as a liability until the preferred stock is converted into common stock.

The embedded conversion option for the Preferred Stock was valued at $533,549 and $2,120,360 at December 31, 2011 and 2010, respectively, at fair value using the Black-Scholes option-pricing model. The fair market value of the derivative liability was computed using the Black-Scholes option-pricing model with the following weighted average assumptions:

	December 31, 2011	December 31, 2010
Expected life (years)	1.1 years	1.6 years
Interest rate	0.1%	1.6%
Dividend yield	—	—
Volatility	61%	63%

Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants [Abstract]
Warrants

Note 12-Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as a derivative in accordance with ASC 815 if the stock warrants contain “down-round protection” and therefore, do not meet the scope exception for treatment as a derivative. Since “down-round protection” is not an input into the calculation of the fair value of the warrants, the warrants cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability. Effective December 31, 2011, we calculated the fair value of the warrants using the Monte Carlo simulation valuation method due to the changes in the product status with the approval of LAVIV.

The following table summarizes outstanding warrants to purchase Common Stock as of June 30, 2012 and December 31, 2011:

	Number of Warrants
Liability-classified warrants	As of June 30, 2012	As of December 31, 2011	Exercise Price	Expiration Dates
Issued in Series A Preferred Stock offering	6,512,984	3,256,492	$0.25	Oct. 2014
Issued in March 2010 offering	9,835,210	4,917,602	0.25	Mar. 2015
Issued in Series B Preferred Stock offering	19,232,183	9,616,086	0.25	Jul.-Nov. 2015
Issued in Series D Preferred Stock offering	30,893,280	15,446,640	0.25	Dec. 2015-Mar. 2016
Issued in Series E Preferred Stock offering	36,788,400	0	0.30	May-June 2017
Issued with Convertible Notes	14,069,696	0	0.30	June 2017

	117,331,753	33,236,820

Equity-classified warrants
Issued in June 2011 equity financing	152,711	152,711	$0.90	June 2016
Issued to placement agents in August 2011 equity financing	1,252,761	1,252,761	0.55	August 2016
Issued in August 2011 equity financing	14,493,310	14,493,310	0.75	August 2016

	15,898,782	15,898,782

Total	133,230,535	49,135,602

The following is a roll forward of the warrants to purchase Common Stock activity through June 30, 2012:

	Number of shares	Weighted- average exercise price
Outstanding at December 31, 2011	49,135,602	$0.58
Issued	50,858,096	$0.30
Additional warrants issued due to anti-dilution provision	33,236,837	$0.25
Exercised	0	$0

Outstanding at June 30, 2012	133,230,535	$0.33

Liability-classified Warrants

Effective December 31, 2011, the Company utilized the Monte Carlo simulation valuation method to value the liability classified warrants. As a result of the May 2012 financing, the exercise price of the liability-classified outstanding warrants was reduced from an exercise price of $0.50 to $0.25 per share.

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	June 30, 2012	December 31, 2011	Net cash settlement as of June 30, 2012(1)
Calculated aggregate value	$20,839,000	$13,087,000	$17,522,000
Exercise price per share of warrant	$0.30	$0.50	$0.25-0.30
Closing price per share of common stock	$0.23	$0.40	$0.23
Volatility	80%	70%	100	%(2)
Probability of Fundamental Transaction or Delisting	50.1%	45.1%	0
Expected term (years)	3.5	3.7	3.6
Risk-free interest rate	0.50%	0.63%	0.54%
Dividend yield	0%	0%	0%

(1)	Represents the net cash settlement value of the warrant as of June 30, 2012, which value was calculated utilizing the Black-Scholes option-pricing model specified in the warrant.
(2)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2012.

Equity-classified Warrants

In connection with the private placement transaction on August 3, 2011, the Company issued warrants to purchase 14,493,310 shares of the Company common stock to certain accredited investors with an exercise price of $0.75 per share and a term of 5 years from issuance. The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days. The placement agents for the transaction received warrants to purchase 1,252,761 shares of Company common stock at an exercise price of $0.55. The Company determined the average fair value of the warrants as of the date of the grant was $0.31 per share utilizing the Black-Scholes option pricing model. In estimating the fair value of the warrants, the Company utilized the following inputs: closing price per share of common stock of $0.63, volatility of 61.4%, expected term of 5 years, risk-free interest rate of 1.25% and dividend yield of zero.

On June 16, 2011, the Company completed a private placement and issued warrants to the placement agents in the private placement to purchase 152,711 shares of Company common stock at an exercise price of $0.90 per share. The Company determined the fair value of the warrants as of the date of the grant was $0.62 per share utilizing the Black-Scholes option pricing model. In estimating the fair value of the warrants, the Company utilized the following inputs: closing price per share of common stock of $1.08, volatility of 61.6%, expected term of 5 years, risk-free interest rate of 1.52% and dividend yield of zero.

Note 13-Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as a derivative in accordance with ASC 815 if the stock warrants contain “down-round protection” and therefore, do not meet the scope exception for treatment as a derivative. Since “down-round protection” is not an input into the calculation of the fair value of the warrants, the warrants cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. The fair value of the equity-classified warrants for the year ended December 31, 2011 and the fair value of the liability-classified warrants at December 31, 2010 was determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the expectedterm, and the risk-free interest rate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability. Effective December 31, 2011, we calculated the fair value of the warrants using the Monte Carlo simulation valuation method due to the changes in the product status with the approval of LAVIV.

The following table summarizes outstanding warrants to purchase Common Stock as of December 31, 2011:

	Number of Warrants	Exercise Price	Expiration Dates
Liability-classified warrants
Issued in Series A Preferred Stock offering	3,256,492	$0.50	Oct. 2014
Issued in March 2010 offering	4,917,602	0.50	Mar. 2015
Issued in Series B Preferred Stock offering	9,616,086	0.50	Jul.-Nov. 2015
Issued in Series D Preferred Stock offering	15,446,640	0.50	Dec. 2015-Mar. 2016

	33,236,820

Equity-classified warrants
Issued in June 2011 equity financing	152,711	$0.90	June 2016
Issued to placement agents in August 2011 equity financing	1,252,761	0.55	August 2016
Issued in August 2011 equity financing	14,493,310	0.75	August 2016

	15,898,782

Total	49,135,602

The following table summarizes the rollforward of the warrants for the two years ended December 31, 2011:

Number of warrants
Outstanding at January 1, 2010	1,168,210
Warrants issued with financing	17,359,983
Additional warrants issued due to anti-dilution provision	12,650,102
Exercised	—

Outstanding at December 31, 2010	31,178,295
Warrants issued with financing	29,148,222
Exercised	(11,190,915)

Outstanding at December 31, 2011	49,135,602

There were 4,837,291 warrants exercised for the year ended December 31, 2011 which resulted in receipts of $2,418,646 and the issuance of 4,837,291 shares of common stock. In addition, there were 6,387,235 cashless warrants exercised for the year ended December 31, 2011 which resulted in the issuance of 3,572,971 shares of common stock for the year ended December 31, 2011.

Liability-classified Warrants

Series D Preferred Stock Warrants and Placement Agent Warrants

In connection with the Series D Convertible Preferred Stock transaction, the Company issued 12,268,000 warrants at an exercise price of $0.50 per share and 981,440 placement agent warrants at an exercise price of $0.50 per share during the first quarter of 2011. The warrants are liability classified since they have “down-round” price protection and they are re-measured on the Company’s reporting dates. The weighted average fair market value of the warrants, at the date of issuance, granted to the accredited investors and placement agents, based on the Black-Scholes option-pricing model, is estimated to be $0.45 per warrant.

All liability-classified warrants have an exercise price of $0.50 per share as a result of the December 2010 Series D Preferred Stock financing transaction.

The fair market value of the liability-classified warrants was computed using the Black-Scholes option-pricing model for the year ended December 31, 2010 with the following key weighted average assumptions as date indicated:

	December 31, 2010	Net cash settlement as of December 31, 2010 (1)
Calculated aggregate value	$8,171,518	$11,450,000
Exercise price per share of warrant	$0.50	$0.50
Closing price per share of common stock	$0.51	$0.51
Volatility	63%	100	%(2)
Expected term (years)	4.7	4.7
Risk-free interest rate	1.8%	1.8%
Dividend yield	0%	0%

(1)	Represents the net cash settlement value of the warrant as of December 31, 2010, which value was calculated utilizing the Black-Scholes option-pricing model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2010.

Effective December 31, 2011, the Company utilized the Monte Carlo simulation valuation method to value the liability classified warrants. The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	December 31, 2011	Net cash settlement as of December 31, 2011 (1)
Calculated aggregate value	$13,087,000	$8,320,000
Exercise price per share of warrant	$0.50	$0.50
Closing price per share of common stock	$0.40	$0.40
Volatility	70%	100	% (2)
Probability of Fundamental Transaction or Delisting	45.1%	—
Expected term (years)	3.7	3.7
Risk-free interest rate	0.63%	0.63%
Dividend yield	0%	0%

(1)	Represents the net cash settlement value of the warrant as of December 31, 2011, which value was calculated utilizing the Black-Scholes option-pricing model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2011.

Equity-classified Warrants

In connection with the private placement transaction on August 3, 2011, the Company issued warrants to purchase 14,493,310 shares of the Company common stock to certain accredited investors with an exercise price of $0.75 per share and a term of 5 years from issuance. The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days. The placement agents for the transaction received warrants to purchase 1,252,761 shares of Company common stock at an exercise price of $0.5454. The Company determined the average fair value of the warrants as of the date of the grant was $0.31 per share utilizing the Black-Scholes option-pricing model. In estimating the fair value of the warrants, the Company utilized the following inputs: closing price per share of common stock of $0.63, volatility of 61.4%, expected term of 5 years, risk-free interest rate of 1.25% and dividend yield of zero.

On June 16, 2011, the Company completed a private placement and issued warrants to the placement agents in the private placement to purchase 152,711 shares of Company common stock at an exercise price of $0.90 per share. The Company determined the fair value of the warrants as of the date of the grant was $0.62 per share utilizing the Black-Scholes option-pricing model. In estimating the fair value of the warrants, the Company utilized the following inputs: closing price per share of common stock of $1.08, volatility of 61.6%, expected term of 5 years, risk-free interest rate of 1.52% and dividend yield of zero.

Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation [Abstract]
Stock-based Compensation

Note 13—Stock-based Compensation

Our board of directors adopted the 2009 Equity Incentive Plan (Plan) effective September 3, 2009. The Plan is intended to further align the interests of the Company and its stockholders with its employees, including its officers, non-employee directors, consultants and advisors by providing incentives for such persons to exert maximum efforts for the success of the Company. The Plan allows for the issuance of up to 4,000,000 shares of the Company’s common stock. Subsequent to December 31, 2010, the board of directors of the Company amended the Plan to increase the number of shares available for issuance under the Plan to 15,000,000 shares of common stock. The types of awards that may be granted under the Plan include options (both nonqualified stock options and incentive stock options), stock appreciation rights, stock awards, stock units, and other stock-based awards. The term of each award is determined by the Board at the time each award is granted, provided that the terms of options may not exceed ten years. The Plan had 1,315,250 options available for grant as of June 30, 2012.

Total stock-based compensation expense recognized using the straight-line attribution method in the consolidated statement of operations is as follows:

	Three months ended
	June 30, 2012	June 30, 2011
Stock option compensation expense for employees and directors	$277,170	$1,082,503
Restricted stock expense	0	18,000
Equity awards for nonemployees issued for services	(2,219)	250,473

Total stock-based compensation expense	$274,951	$1,350,976

	Six months ended
	June 30, 2012	June 30, 2011
Stock option compensation expense for employees and directors	$556,129	$2,078,054
Restricted stock expense	0	36,000
Equity awards for nonemployees issued for services	26,264	288,676

Total stock-based compensation expense	$582,393	$2,402,730

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2011	13,608,500	$0.77	8.36	$0
Granted	550,000	$0.41
Exercised	0	$0
Forfeited	(73,750)	$0.61

Outstanding at June 30, 2012	14,084,750	$0.76	7.60	$0

Exercisable at June 30, 2012	10,762,371	$0.78	7.35	$0

The total fair value of shares vested during the six months ended June 30, 2012 was $0.8 million. As of June 30, 2012, there was $0.9 million of total unrecognized compensation cost, related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of 1.2 years. As of June 30, 2012, there was approximately $63,000 of total unrecognized compensation expense related to performance-based, non-vested employee and consultant stock options. That cost will be recognized when the performance criteria within the respective performance-based option grants become probable of achievement.

During the six months ended June 30, 2012 and 2011, the weighted average fair market value using the Black-Scholes option-pricing model of the options granted was $0.23 and $0.48, respectively. The fair market value of the options was computed using the Black-Scholes option-pricing model with the following key weighted average assumptions for the six months ended as of the dates indicated:

	June 30, 2012	June 30, 2011
Expected life (years)	6.0 years	5.3 years
Interest rate	2.3%	2.3%
Dividend yield	0	0
Volatility	60%	62%

Note 14—Equity-based Compensation

Total stock-based compensation expense recognized using the straight-line attribution method in the consolidated statement of operations for the year ended December 31 is as follows:

	2011	2010
Stock option compensation expense for employees and directors	$2,607,210	$833,713
Restricted stock expense	48,000	72,000
Equity awards for nonemployees issued for services	244,740	86,828

Total stock-based compensation expense	$2,899,950	$992,541

Our board of directors adopted the 2009 Equity Incentive Plan (the “Plan”) effective September 3, 2009. The Plan is intended to further align the interests of the Company and its stockholders with its employees, including its officers, non-employee directors, consultants and advisors by providing incentives for such persons to exert maximum efforts for the success of the Company. The Plan originally allowed for the issuance of up to 4,000,000 shares of the Company’s common stock. In June 2011, the board of directors of the Company amended the 2009 Equity Incentive Plan to increase the number of shares available for issuance under the Plan to 15,000,000 shares of common stock. The types of awards that may be granted under the Plan include options (both nonqualified stock options and incentive stock options), stock appreciation rights, stock awards, stock units, and other stock-based awards. Notwithstanding the foregoing, to the extent the Company is unable to obtain shareholder approval of the Plan within one year of the effective date, any incentive stock options issued pursuant to the Plan shall automatically be considered nonqualified stock options, and to the extent a holder of an incentive stock option exercises his or her incentive stock option prior to such shareholder approval date, such exercised option shall automatically be considered to have been a nonqualified stock option. The term of each award is determined by the Board at the time each award is granted, provided that the terms of options may not exceed ten years.

During the years ended December 31, 2011 and 2010, the weighted average fair market value using the Black-Scholes option-pricing model of the options granted was $0.40 and $0.53, respectively. The fair market value of the stock options at the date of grant was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions for the year ended December 31:

	2011	2010
Expected life (years)	5.4 years	5.1 years
Interest rate	2.1%	2.0%
Dividend yield	—	—
Volatility	62%	64%

There were 600,000 cashless stock options exercised during the year ended December 31, 2011, which resulted in the issuance of 246,141 shares of common stock.

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2010	2,807,000	$0.77	7.35	$1,082,800
Granted	2,870,000	0.95
Exercised	—	—
Forfeited	—	—

Outstanding at December 31, 2010	5,677,000	$0.86	7.46	$—
Granted	9,628,000	$0.72
Exercised	(600,000)	$0.75		318,000
Forfeited	(1,096,500)	$0.77

Outstanding at December 31, 2011	13,608,500	$0.77	8.36	$—

Exercisable at December 31, 2011	8,596,427	$0.80	8.00	$—

The following table summarizes the Company’s non-vested stock options:

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	677,000	$0.36
Granted	2,870,000	0.53
Vested	(1,497,384)	0.49
Forfeited	—	—

Non-vested at December 31, 2010	2,049,616	$0.50
Granted	9,628,000	0.72
Vested	(5,569,043)	0.77
Forfeited	(1,096,500)	0.76

Non-vested at December 31, 2011	5,012,073	$0.41

The total fair value of shares vested during the twelve months ended December 31, 2011 was $2.5 million. As of December 31, 2011, there was $1.4 million of total unrecognized compensation cost, related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of 1.5 years. As of December 31, 2011, there was less than $0.1 million of total unrecognized compensation expense related to performance-based, non-vested employee stock options. That cost will be recognized when the performance criteria within the respective performance-based option grants become probable of achievement.

Restricted stock

The following table summarizes the Company’s restricted stock activity for the year ended December 31, 2011:

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	300,000	$0.48
Granted	—	—
Vested	(150,000)	0.48
Forfeited	—	—

Non-vested at December 31, 2010	150,000	$0.48
Granted	—	—
Vested	(150,000)	0.48
Forfeited	—	—

Non-vested at December 31, 2011	—	$—

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 14—Subsequent Events

On July 16, 2012, Company sold to accredited investors an aggregate of $780,000 in gross proceeds of its securities consisting of in the aggregate: (i) 780 shares of Series E Convertible Preferred Stock and (ii) five-year warrants to purchase 3,120,000 shares of the Company’s Common Stock at an exercise price of $0.30 per share. In connection with such closing, the co-placement agents for the Offering, John Carris Investments LLC and John Thomas Financial, Inc., received (i) cash compensation of $78,000 and a non-accountable expense allowance of $23,400, and (ii) five (5) year warrants to purchase 312,000 shares of Common Stock at an exercise price of $0.30 per share. On July 16, 2012, the Company also entered into a subscription agreement with an accredited investor pursuant to which it agreed to sell 500 shares of Series E Preferred and five-year warrants to purchase 2,000,000 shares of Common Stock at an exercise price of $0.30 per share (“Additional Warrants”) for a total purchase price of $500,000. The Additional Warrants have the same terms as the Warrants issued in the aforementioned Offering. The closing of this transaction is expected to occur in the near future.

Note 15—Subsequent Events

Our corporate headquarters and manufacturing operations are located in one location, Exton, Pennsylvania. On February 17, 2012 the Company renegotiated the lease and extended it for a period of ten years until March 31, 2023. The lease is non-cancelable and the minimum annual lease payments are summarized in Note 11.

On June 7, 2012 the Company entered into an agreement to sell all of the shares of common stock of Agera held by the Company. As a result of the disposal of Agera on August 31, 2012, the Company is reporting the operations of Agera as discontinued operations in the consolidated statement of operations and the assets and liabilities are classified as assets and liabilities of discontinued operations on the consolidated balance. See Note 5 for further discussion of the Agera discontinued operations.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

Note 7—Property and Equipment

As of December 31, 2011 and 2010, property and equipment consisted of the following:

	December 31, 2011	December 31, 2010
Lab equipment	$402,192	$18,685
Computer equipment and software	137,251	10,989
Leasehold improvements	298,781	—
Construction-in-process	761,555	—

	1,599,779	29,674
Less: Accumulated depreciation	(165,841)	(8,085)

Property and equipment, net	$1,433,938	$21,589

Depreciation expense was $157,756 and $8,085 for the year ending December 31, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 10—Income Taxes

Fibrocell and Fibrocell Tech file a consolidated U.S. Federal income tax return. Agera files a separate U.S. Federal income tax return. The Company’s foreign subsidiaries, which comprise loss from discontinued operations, file income tax returns in their respective jurisdictions. The geographic source of loss from continuing operations is the United States.

The components of the income tax expense/(benefit) related to continuing operations, are as follows:

	Year ended December 31, 2011	Year ended December 31, 2010
U.S. Federal:
Current	$—	$—
Deferred	—	—
U.S. State:
Current	—	—
Deferred	—	—

	$—	$—

The reconciliation between income tax benefit at the U.S. federal statutory rate and the amount recorded in the accompanying consolidated financial statements is as follows:

	Year ended December 31, 2011	Year ended December 31, 2010
Tax benefit at U.S. federal statutory rate	$(10,958,402)	$(4,490,789)
Increase in domestic valuation allowance	8,880,185	5,077,136
State income taxbenefit before valuation allowance, net of federal benefit	(1,370,399)	(789,894)
Derivative revaluation expense	1,908,031	—
Warrant revaluation expense	1,666,943	162,831
Other	(126,358)	40,716

	$—	$—

The components of the Company’s net deferred tax liabilities at December 31, 2011 and 2010 are as follows:

	December 31, 2011	December 31, 2010
Deferred tax liabilities:
Intangible assets	$2,500,000	$2,500,000

Total deferred tax liabilities	$2,500,000	$2,500,000

Deferred tax assets:
Loss carryforwards	$39,059,449	$31,162,384
Property and equipment	1,390,315	1,460,890
Accrued expenses and other	1,165,103	1,285,007
Stock compensation	2,103,702	930,103

Total deferred tax assets	43,718,569	34,838,384
Less: valuation allowance	(43,718,569)	(34,838,384)

Total deferred tax assets	$—	$—

Net deferred tax liabilities	$2,500,000	$2,500,000

As of December 31, 2011, the Company had generated U.S. net operating loss carryforwards of approximately $96.5 million which expire in years through 2031 and net loss carryforwards in certain non-US jurisdictions of approximately $24.4 million. The U.S. net operating loss carryforwards were reduced by approximately $74 million as a result of the Company’s emergence from bankruptcy. The net operating loss carryforwards are available to reduce future taxable income. However, a change in ownership, as defined by federal income tax regulations, could significantly limit the Company’s ability to utilize its U.S. net operating loss carryforwards. Additionally, because federal tax laws limit the time during which the net operating loss carryforwards may be applied against future taxes, if the Company fails to generate taxable income prior to the expiration dates it may not be able to fully utilize the net operating loss carryforwards to reduce future income taxes. As the Company has had cumulative losses and there is no assurance of future taxable income, valuation allowances have been recorded to fully offset the deferred tax asset at December 31, 2011 and 2010. The valuation allowance increased by $8.9 million and $5.1 million during 2011 and 2010, respectively, due to the impact from the current year net losses incurred.

Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Commitments

Note 11—Commitments

Leases

As stated in Note 16, in 2012, the Company renewed its lease for the office, warehouse and laboratory facilities in Exton, Pennsylvania under a non-cancelable operating lease through 2023. Future minimum lease commitments for the amended lease agreement are as follows:

Year Ending December 31,
2012	$884,173
2013	1,070,438
2014	1,081,250
2015	1,211,000
2016	1,254,250
2017 and thereafter	8,704,063

Total	$14,205,174

For each of the years ended December 31, 2011 and 2010, rental expense totaled $1.4 million.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

As of September 1, 2009, the Company adopted fresh-start accounting in accordance with Accounting Standards Codification (ASC) 852-10, Reorganizations. The Company selected September 1, 2009, as the date to effectively apply fresh-start accounting based on the absence of any material contingencies at the August 27, 2009 confirmation hearing and the immaterial impact of transactions between August 27, 2009 and September 1, 2009. The adoption of fresh-start accounting resulted in the Company becoming a new entity for financial reporting purposes.

Accordingly, the financial statements prior to September 1, 2009 are not comparable with the financial statements for periods on or after September 1, 2009. References to “Successor” or “Successor Company” refer to the Company on or after September 1, 2009, after giving effect to the cancellation of Isolagen, Inc. common stock issued prior to the Effective Date, the issuance of new Fibrocell Science, Inc. common stock in accordance with the Plan, and the application of fresh-start accounting. References to “Predecessor” or “Predecessor Company” refer to the Company prior to September 1, 2009.

The accompanying unaudited financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnote disclosures required by GAAP for complete consolidated financial statements. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011, filed with the Securities and Exchange Commission (SEC). The results of the Company’s operations for any interim period are not necessarily indicative of the results of operations for any other interim period or full year.

The prior year financial statements contain certain reclassifications to present discontinued operations.

As of September 1, 2009, the Company adopted fresh-start accounting in accordance with Accounting Standards Codification (“ASC”) 852-10, Reorganizations. The Company selected September 1, 2009, as the date to effectively apply fresh-start accounting based on the absence of any material contingencies at the August 27, 2009 confirmation hearing and the immaterial impact of transactions between August 27, 2009 and September 1, 2009. The adoption of fresh-start accounting resulted in the Company becoming a new entity for financial reporting purposes.

Accordingly, the financial statements prior to September 1, 2009 are not comparable with the financial statements for periods on or after September 1, 2009. References to “Successor” or “Successor Company” refer to the Company on or after September 1, 2009, after giving effect to the cancellation of Isolagen, Inc. common stock issued prior to the Effective Date, the issuance of new Fibrocell Science, Inc. common stock in accordance with the Plan, and the application of fresh-start accounting. References to “Predecessor” or “Predecessor Company” refer to the Company prior to September 1, 2009.

As a result of the disposal of Agera, effective August 31, 2012 the Company is reporting the operations of Agera as discontinued operations in the consolidated statement of operations and the assets and liabilities are classified as assets and liabilities of discontinued operations on the consolidated balance.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes. In addition, management’s assessment of the Company’s ability to continue as a going concern involves the estimation of the amount and timing of future cash inflows and outflows. Actual results may differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes. In addition, management’s assessment of the Company’s ability to continue as a going concern involves the estimation of the amount and timing of future cash inflows and outflows. Actual results may differ materially from those estimates.

Reclassifications		Reclassifications Certain prior period amounts related to the classification of Agera as discontinued operations in the financial statements and notes thereto have been reclassified.
Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.
Concentration of Credit Risk

Concentration of Credit Risk

As of December 31, 2011, the Company maintains the majority of its cash primarily with one major U.S. domestic bank. All of our non-interest bearing cash balances were fully insured at December 31, 2011 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and our non-interest bearing cash balances may again exceed federally insured limits. The terms of these deposits are on demand to minimize risk. The Company has not incurred losses related to these deposits. Cash and cash equivalents of less than $0.1 million, related to Agera and the Company’s Swiss subsidiary is maintained in two separate financial institutions. The Company invests these funds primarily in demand deposit accounts.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company maintains an allowance for doubtful accounts related to its Agera’s accounts receivable that have been deemed to have a high risk of collectability. Management reviews its accounts receivable on a monthly basis to determine if any receivables will potentially be uncollectible. Management analyzes historical collection trends and changes in its customer payment patterns, customer concentration, and creditworthiness when evaluating the adequacy of its allowance for doubtful accounts. In its overall allowance for doubtful accounts, the Company includes any receivable balances that are determined to be uncollectible. Based on the information available, management believes the allowance for doubtful accounts is adequate; however, actual write-offs might exceed the recorded allowance.

The allowance for doubtful accounts, which is included in assets of discontinued operations, was $46,981 and $29,280 at December 31, 2011 and 2010, respectively.

Inventory

Inventory

Inventories are determined at the lower of cost or market value with cost determined under specific identification and on the first-in-first-out method. Inventories consist of raw materials and finished goods. At December 31, 2011, Agera’s inventory, which is included in assets of discontinued operations, of $0.3 million consisted of $0.1 million of raw materials and $0.2 million of finished goods. At December 31, 2010, Agera’s inventory of $0.3 million consisted of $0.2 million of raw materials and $0.1 million of finished goods.

Property and equipment

Property and equipment

Property and equipment is carried at cost less accumulated depreciation and amortization. Generally, depreciation and amortization for financial reporting purposes is provided by the straight-line method over the estimated useful life of three years, except for leasehold improvements which are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter. The cost of repairs and maintenance is charged as an expense as incurred.

Intangible assets

Intangible assets

Effective January 1, 2012 the Company has launched LAVIV and is now generating revenue. As a result the intangible asset related to research and development assets related to the Company’s primary study is considered a finite-lived intangible asset and is being amortized over 12 years. For the six months ended June 30, 2012, the Company amortized $265,680 for the intangible asset.

Finite-lived intangible assets are recorded at cost, net of accumulated amortization and, if applicable, impairment charges. Amortization of finite-lived intangible assets is provided over their estimated useful lives on a straight-line basis. We review our finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Intangible assets

Intangible assets are research and development assets related to the Company’s primary study that was recognized upon emergence from bankruptcy. The portion of the reorganization value which was attributed to identified intangible assets was $6,340,656. This value is related to research and development assets that are not subject to amortization. In accordance with ASC 805-20, Business Combinations, Identifiable Assets and Liabilities, and Any Noncontrolling Interest, this amount is reported as intangibles in the consolidated balance sheets, and is not being amortized.

Intangibles are tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. There was no impairment of the intangible assets as of December 31, 2011.

Revenue recognition

Revenue recognition

The Company recognizes revenue over the period the service is performed in accordance with ASC 605, Revenue Recognition (“ASC 605”). In general, ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services rendered, (3) the fee is fixed and determinable and (4) collectability is reasonably assured.

Revenue from the sale of Agera’s products is recognized upon transfer of title, which is upon shipment of the product to the customer. The Company believes that the requirements of ASC 605 are met when the ordered product is shipped, as the risk of loss transfers to our customer at that time, the fee is fixed and determinable and collection is reasonably assured. Any advanced payments are deferred until shipment.

Research and development expenses

Research and development expenses

Research and development costs are expensed as incurred and include salaries and benefits, costs paid to third-party contractors to perform research, conduct clinical trials, develop and manufacture drug materials and delivery devices, and a portion of facilities cost. Research and development costs also include costs to develop manufacturing, cell collection and logistical process improvements.

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. Invoicing from third-party contractors for services performed can lag several months. The Company accrues the costs of services rendered in connection with third-party contractor activities based on its estimate of management fees, site management and monitoring costs and data management costs. Actual clinical trial costs may differ from estimated clinical trial costs and are adjusted for in the period in which they become known.

Other Income, Net

Other Income, Net

In November 2010, we received one grant totaling $0.2 million under the Qualified Therapeutic Discovery Project Grants Program. The Qualified Therapeutic Discovery Project Grants Program was included in the healthcare reform legislation, and established a one-time pool of $1 billion for grants to small biotechnology companies developing novel therapeutics which show potential to: (a) result in new therapies that either treat areas of unmet medical need, or prevent, detect, or treat chronic or acute diseases and conditions; (b) reduce long-term health care costs in the United States; or (c) significantly advance the goal of curing cancer within a the 30-year period. There are no matching funding requirements or other requirements necessary to receive the funding.

Warrant Liability

Warrant Liability

Certain warrants are measured at fair value and liability-classified under ASC 815, Derivatives and Hedging, (“ASC 815”) because the warrants contain “down-round protection” and therefore, do not meet the scope exception for treatment as a derivative under ASC 815. Since “down-round protection” is not an input into the calculation of the fair value of the warrants, the warrants cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. Effective December 31, 2011, we calculated the fair value of the warrants using the Monte Carlo simulation valuation method due to the changes in the product status with the approval of LAVIV. Prior to December 31, 2011, the Black-Scholes option-pricing model was utilized due to the assumptions present prior to the approval of LAVIV. The fair value is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. We will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability.

Preferred Stock and Derivative Liability

Preferred Stock and Derivative Liability

The preferred stock has been classified within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series A, B and D Preferred may require the Company to redeem all of its Series A, B or D Preferred in the event of a triggering event which is outside of the control of the Company.

The embedded conversion option for the Series A Preferred, Series B Preferred and Series D Preferred has been recorded as a derivative liability under ASC 815 in the Company’s consolidated balance sheet and will be re-measured on the Company’s reporting dates. The fair value of the derivative liability is determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the expected term, and the risk-free interest rate. The Company will continue to classify the fair value of the embedded conversion option as a liability until the preferred stock is converted into common stock.

Stock-based Compensation

Stock-based Compensation

The Company accounts for stock-based awards to employees using the fair value based method to determine compensation for all arrangements where shares of stock or equity instruments are issued for compensation. In addition, the Company accounts for stock-based compensation to nonemployees in accordance with the accounting guidance for equity instruments that are issued to other than employees. The Company uses a Black-Scholes option-pricing model to determine the fair value of each option grant as of the date of grant for expense incurred. The Black-Scholes model requires inputs for risk-free interest rate, dividend yield, volatility and expected lives of the options. Expected volatility is based on historical volatility of the Company’s competitor’s stock since the Company ceased trading as part of the bankruptcy and emerged as a new entity. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected lives for options granted represents the period of time that options granted are expected to be outstanding and is derived from the contractual terms of the options granted. The Company estimates future forfeitures of options based upon expected forfeiture rates.

Income taxes

Income taxes

An asset and liability approach is used for financial accounting and reporting for income taxes. Deferred income taxes arise from temporary differences between income tax and financial reporting and principally relate to recognition of revenue and expenses in different periods for financial and tax accounting purposes and are measured using currently enacted tax rates and laws. In addition, a deferred tax asset can be generated by net operating loss (“NOLs”) carryover. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

In the event the Company is charged interest or penalties related to income tax matters, the Company would record such interest as interest expense and would record such penalties as other expense in the consolidated statements of operations. No such charges have been incurred by the Company. As of December 31, 2011 and December 31, 2010, the Company had no accrued interest related to uncertain tax positions.

At December 31, 2011 and December 31, 2010, the Company has provided a full valuation allowance for the net deferred tax assets, the large majority of which relates to the future benefit of loss carryovers. In addition, as a result of fresh-start accounting, the Company may be limited by section 382 of the Internal Revenue Service Code. The tax years 2008 through 2011 remain open to examination by the major taxing jurisdictions to which we are subject. The deferred tax liability at December 31, 2011 and December 31, 2010, relates to the intangible assets recognized upon fresh-start accounting.

Income (loss) per share data

Income (loss) per share data

Basic and diluted net loss attributable to common stockholders per share is calculated by dividing net loss income attributable to common stockholders by the weighted-average number of common shares outstanding. For all periods presented, the outstanding shares of common stock options, preferred and common warrants have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basis and dilutive loss per share are the same.

Income (loss) per share data

Basic income (loss) per share is calculated based on the weighted average common shares outstanding during the period. Diluted income per share (“Diluted EPS’) also gives effect to the dilutive effect of stock options, warrants, restricted stock and convertible preferred stock calculated based on the treasury stock method.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying values of certain of the Company’s financial instruments, including cash equivalents and accounts payable approximates fair value due to their short maturities. The fair values of the Company’s long-term obligations are based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates reflecting varying degrees of risk. The carrying values of the Company’s long-term obligations approximate their fair values.

The fair value of the reorganization value which applies in fresh-start accounting was estimated by applying the income approach and a market approach. This fair value measurement is based on significant inputs that are not observable in the market and, therefore, represents a Level 3 measurement as defined in ASC 820, Fair Value Measurements.

Adoption of Standards

In May 2011, the FASB ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, and the IASB issued IFRS 13, Fair Value Measurement. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The ASU is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance changes certain fair value measurement principles and disclosure requirements. We adopted this ASU January 1, 2012. The adoption of the provisions of this guidance did not have a material impact on our results of operations, cash flows, and financial position.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05), which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. ASU 2011-05 will be effective for public companies during the interim and annual periods beginning after December 15, 2011 with early adoption permitted. We adopted this ASU January 1, 2012. The adoption of the provisions of this guidance did not have a material impact on our results of operations, cash flows, and financial position.

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05. This ASU defers certain provisions of ASU 2011-05, which required entities to present reclassification adjustments out of accumulated other comprehensive income by component in the statement in which net income is presented and the statement in which comprehensive income is presented for both interim and annual periods. This requirement is indefinitely deferred by this ASU and will be further deliberated by the FASB at a future date. The new ASU is effective for public entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter, the same as that for the unaffected provisions of ASU 2011-05. We adopted this ASU January 1, 2012.

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Securities excluded from calculation of weighted-average shares outstanding

The following potentially dilutive securities have been excluded from the calculations of diluted net loss per share as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Shares of convertible preferred stock	44,808,000	15,162,000	44,808,000	15,162,000
Shares underlying options outstanding	14,084,750	14,135,000	14,084,750	14,135,000
Shares underlying warrants outstanding	133,230,535	34,127,384	133,230,535	34,127,384
Unvested restricted stock	0	150,000	0	150,000

	For the year ended December 31,
	2011	2010
Shares of convertible preferred stock	7,282,000	18,342,000
Shares underlying options outstanding	13,608,500	5,677,000
Shares underlying warrants outstanding	49,135,602	31,178,295
Unvested restricted stock	—	150,000

Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Assets and liabilities classified as discontinued operations on the consolidated balance sheets

	December 31, 2011	December 31, 2010
Accounts receivable, net	$188,439	$229,891
Inventory	266,347	258,939
Prepaid expenses	42,667	62,028

Current assets of discontinued operations	$497,453	$550,858

Accounts payable	11,855	36,224
Accrued expenses	7,782	4,909

Current liabilities of discontinued operations	$19,637	$41,133

Summary financial information related to discontinued operations

Summary financial information related to discontinued operations is as follows:

	Successor	Successor
	For the three months ended June 30, 2012	For the three months ended June 30, 2011
Product sales	$175,705	$253,274
Cost of sales	88,605	125,753

Gross profit	87,100	127,521
Operating income (loss)	$4,965	$38,249
Net income (loss)	$(4,136)	$11,353

	Successor	Successor	Successor	Predecessor
	For the six months ended June 30, 2012	For the six months ended June 30, 2011	Cumulative period from September 1, 2009 (date of inception) to June 30, 2012	Cumulative period from December 28, 1995 (date of inception) to August 31, 2009
Product sales	$374,137	$461,910	$2,452,682	$3,428,882
Cost of sales	210,099	223,611	1,345,874	1,876,877

Gross profit	164,038	238,299	1,106,808	1,552,005
Operating income (loss)	$6,713	$59,661	$(21,020)	$(5,259,848)
Net income (loss)	$(13,589)	$13,109	$(126,919)	$(3,460,325)

	Successor	Successor	Successor	Predecessor
	For the year ended December 31, 2011	For the year ended December 31, 2010	Cumulative period from September 1, 2009 (date of inception) to December 31, 2011	Cumulative period from December 28, 1995 (date of inception) to August 31, 2009
Product sales	$812,235	$936,369	$2,078,545	$3,428,882
Cost of sales	451,078	502,648	1,135,775	1,876,877

Gross profit	361,157	433,721	942,770	1,552,005

Operating income (loss)	$(54,853)	$23,492	$(27,733)	$(5,259,848)

Net income (loss)	$(73,062)	$(28,406)	$(113,330)	$(3,460,325)

Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2012
Supplemental Cash Flow Information [Abstract]
Summary additional cash flow information

The following table contains additional cash flow information for the periods reported.

	Successor			Predecessor
	For the six months ended June 30, 2012	For the six months ended June 30, 2011	Cumulative period from September 1, 2009 (date of inception) to June 30, 2012	Cumulative period from December 31, 1995 (date of inception) to August 31, 2009
Supplemental disclosures of cash flow information:
Cash paid for interest	$1,161,344	$0	$1,596,440	$12,715,283
Non-cash investing and financing activities:
Accrued preferred stock dividend	114,925	366,135	114,925	0
Accrued warrant liability	10,399,000	4,994,307	22,780,509	0
Accrued derivative liability	1,207,108	372,495	3,579,786	0
Successor/Predecessor financing of insurance premiums	0	0	328,833	87,623
Successor subscription receivable	550,020	0	550,020	0
Conversion of preferred stock into common stock	0	814,082	1,202,989	0
Conversion of preferred stock derivative balance into common stock	79,814	4,072,053	7,734,461	0
Exercise of warrants-cashless	0	4,341,424	4,841,519	0
Deemed dividend associated with beneficial conversion of preferred stock	0	0	0	11,423,824
Preferred stock dividend	0	0	0	1,589,861
Uncompensated contribution of services	0	0	0	755,556
Common stock issued for intangible assets	0	0	0	540,000
Common stock issued in connection with conversion of debt	25,156	0	25,156	10,814,000
Equipment acquired through capital lease	0	0	0	167,154
Issuance of notes payable	0	0	0	6,000,060
Common stock issued in connection with reorganization	0	0	0	5,472,000
Intangible assets	0	0	0	6,340,656
Deferred tax liability in connection with fresh-start	0	0	0	2,500,000
Elimination of Predecessor common stock and fresh start adjustment	0	0	0	14,780,320

Inventory (Tables)	6 Months Ended
Jun. 30, 2012
Inventory [Abstract]
Inventories

	June 30, 2012	December 31, 2011
Raw materials	$187,496	$0
Finished goods	119,559	0

Total	$307,055	$0

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Company's financial assets and liability measured at fair value on a recurring basis

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Balance at June 30, 2012
Liabilities
Warrant liability	$0	$0	$20,839,000	$20,839,000
Derivative liability	0	0	3,409,661	3,409,661

Total	$0	$0	$24,248,661	$24,248,661

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Balance at December 31, 2011
Liabilities
Warrant liability	$0	$0	$13,087,000	$13,087,000
Derivative liability	0	0	533,549	533,549

Total	$0	$0	$13,620,549	$13,620,549

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2011

Liabilities
Warrant liability	$—	$—	$13,087,000	$13,087,000
Derivative liability	—	—	533,549	533,549

Total	$—	$—	$13,620,549	$13,620,549

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2010

Liabilities
Warrant liability	$—	$—	$8,171,518	$8,171,518
Derivative liability	—	—	2,120,360	2,120,360

Total	$—	$—	$10,291,878	$10,291,878

Reconciliation of warrant liability measured at fair value on a recurring basis

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Warrant Liability
Balance at December 31, 2011	$13,087,000
Issuance of additional warrants	10,399,000
Change in fair value of warrant liability	(2,647,000)

Balance at June 30, 2012	$20,839,000

Warrant Liability
Balance at January 1, 2010	$635,276
Issuance of additional warrants	7,071,010
Change in fair value of warrant liability	465,232

Balance at December 31, 2010	$8,171,518
Issuance of additional warrants	4,994,307
Exercise of warrants	(4,841,519)
Change in fair value of warrant liability	4,762,694

Balance at December 31, 2011	$13,087,000

Reconciliation of derivative liability measured at fair value on a recurring basis

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Derivative Liability
Balance at December 31, 2011	$533,549
Issuance of derivative liability and other	1,038,602
Conversion of preferred stock and other	(79,812)
Change in fair value of derivative liability	1,917,322

Balance at June 30, 2012	$3,409,661

Derivative Liability
Balance at January 1, 2010	$—
Record fair value of derivative liability	2,120,360

Balance at December 31, 2010	2,120,360
Issuance of additional preferred stock and other	252,318
Conversion of preferred stock	(7,290,647)
Change in fair value of derivative liability	5,451,518

Balance at December 31, 2011	$533,549

Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	June 30, 2012	December 31, 2011
Accrued professional fees	$278,979	$702,106
Accrued compensation	98,752	4,338
Dividend on preferred stock payable	114,925	55,742
Deferred fee for Agera	400,000	0
Accrued other	111,634	156,174

Total	$1,004,290	$918,360

	December 31, 2011	December 31, 2010
Accrued professional fees	$702,106	$413,384
Accrued compensation	4,338	4,310
Dividend on preferred stock payable	55,742	191,417
Accrued other	156,174	175,462

Accrued expenses	$918,360	$784,573

Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt [Abstract]
Company's outstanding debt

The following table reflects the Company’s outstanding debt:

	June 30, 2012	December 31, 2011
12.5% Convertible Notes due September 2013	$3,559,041	$0
12.5% Promissory Notes due June 2012	0	6,730,861

Total Debt	$3,559,041	$6,730,861
Long-term Debt	873,106	0

Total Debt due within one year	$2,685,935	$6,730,861

Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Summary of activity of Series D and Series E Redeemable Preferred stock

The following table shows the activity of Series D and Series E Redeemable Preferred stock (Preferred), with a par value of $0.001 per share and a stated value of $1,000 per share:

	Series D Preferred	Series E Preferred	Total
Balance at December 31, 2011	3,641	0	3,641
Series D Preferred converted to common stock	(800)	0	(800)
Issuance of Series E Preferred stock	0	8,361	8,361

Balance at June 30, 2012	2,841	8,361	11,202

Sold to accredited investors Series E Convertible Preferred Stock in private placement

During May and June 2012 the Company sold to accredited investors in a private placement Series E Convertible Preferred Stock as follows:

Date of financing	# of shares of Series E Preferred	Net Proceeds	Warrant Exercise Price	# of Warrants Issued
May 14, 2012	3,353	$2,842,110	$0.30	14,753,200
May 24, 2012	2,364	2,042,535	0.30	10,401,600
May 30, 2012	945	822,150	0.30	4,158,000
June 7, 2012	1,192	1,037,040	0.30	5,244,800
June 28, 2012	507	441,090	0.30	2,230,800

	8,361	$7,184,925		36,788,400

Fair market value of derivative liability computed on Black-Scholes option-pricing model on weighted average assumptions

The fair market value of the derivative liability was computed using the Black-Scholes option-pricing model with the following weighted average assumptions as of the dates indicated:

	June 30, 2012	December 31, 2011
Expected life (years)	1.5 years	1.1 years
Interest rate	0.3%	0.1%
Dividend yield	0	0
Volatility	60%	61%

	December 31, 2011	December 31, 2010
Expected life (years)	1.1 years	1.6 years
Interest rate	0.1%	1.6%
Dividend yield	—	—
Volatility	61%	63%

Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants [Abstract]
Outstanding warrants to purchase common stock

The following table summarizes outstanding warrants to purchase Common Stock as of June 30, 2012 and December 31, 2011:

	Number of Warrants
Liability-classified warrants	As of June 30, 2012	As of December 31, 2011	Exercise Price	Expiration Dates
Issued in Series A Preferred Stock offering	6,512,984	3,256,492	$0.25	Oct. 2014
Issued in March 2010 offering	9,835,210	4,917,602	0.25	Mar. 2015
Issued in Series B Preferred Stock offering	19,232,183	9,616,086	0.25	Jul.-Nov. 2015
Issued in Series D Preferred Stock offering	30,893,280	15,446,640	0.25	Dec. 2015-Mar. 2016
Issued in Series E Preferred Stock offering	36,788,400	0	0.30	May-June 2017
Issued with Convertible Notes	14,069,696	0	0.30	June 2017

	117,331,753	33,236,820

Equity-classified warrants
Issued in June 2011 equity financing	152,711	152,711	$0.90	June 2016
Issued to placement agents in August 2011 equity financing	1,252,761	1,252,761	0.55	August 2016
Issued in August 2011 equity financing	14,493,310	14,493,310	0.75	August 2016

	15,898,782	15,898,782

Total	133,230,535	49,135,602

	Number of Warrants	Exercise Price	Expiration Dates
Liability-classified warrants
Issued in Series A Preferred Stock offering	3,256,492	$0.50	Oct. 2014
Issued in March 2010 offering	4,917,602	0.50	Mar. 2015
Issued in Series B Preferred Stock offering	9,616,086	0.50	Jul.-Nov. 2015
Issued in Series D Preferred Stock offering	15,446,640	0.50	Dec. 2015-Mar. 2016

	33,236,820

Equity-classified warrants
Issued in June 2011 equity financing	152,711	$0.90	June 2016
Issued to placement agents in August 2011 equity financing	1,252,761	0.55	August 2016
Issued in August 2011 equity financing	14,493,310	0.75	August 2016

	15,898,782

Total	49,135,602

Summary of roll forward of the warrants to purchase Common Stock

The following is a roll forward of the warrants to purchase Common Stock activity through June 30, 2012:

	Number of shares	Weighted- average exercise price
Outstanding at December 31, 2011	49,135,602	$0.58
Issued	50,858,096	$0.30
Additional warrants issued due to anti-dilution provision	33,236,837	$0.25
Exercised	0	$0

Outstanding at June 30, 2012	133,230,535	$0.33

The following table summarizes the rollforward of the warrants for the two years ended December 31, 2011:

Number of warrants
Outstanding at January 1, 2010	1,168,210
Warrants issued with financing	17,359,983
Additional warrants issued due to anti-dilution provision	12,650,102
Exercised	—

Outstanding at December 31, 2010	31,178,295
Warrants issued with financing	29,148,222
Exercised	(11,190,915)

Outstanding at December 31, 2011	49,135,602

Calculated aggregate fair values and net cash settlement value

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	June 30, 2012	December 31, 2011	Net cash settlement as of June 30, 2012(1)
Calculated aggregate value	$20,839,000	$13,087,000	$17,522,000
Exercise price per share of warrant	$0.30	$0.50	$0.25-0.30
Closing price per share of common stock	$0.23	$0.40	$0.23
Volatility	80%	70%	100	%(2)
Probability of Fundamental Transaction or Delisting	50.1%	45.1%	0
Expected term (years)	3.5	3.7	3.6
Risk-free interest rate	0.50%	0.63%	0.54%
Dividend yield	0%	0%	0%

(1)	Represents the net cash settlement value of the warrant as of June 30, 2012, which value was calculated utilizing the Black-Scholes option-pricing model specified in the warrant.
(2)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2012.

	December 31, 2010	Net cash settlement as of December 31, 2010 (1)
Calculated aggregate value	$8,171,518	$11,450,000
Exercise price per share of warrant	$0.50	$0.50
Closing price per share of common stock	$0.51	$0.51
Volatility	63%	100	%(2)
Expected term (years)	4.7	4.7
Risk-free interest rate	1.8%	1.8%
Dividend yield	0%	0%

	December 31, 2011	Net cash settlement as of December 31, 2011 (1)
Calculated aggregate value	$13,087,000	$8,320,000
Exercise price per share of warrant	$0.50	$0.50
Closing price per share of common stock	$0.40	$0.40
Volatility	70%	100	% (2)
Probability of Fundamental Transaction or Delisting	45.1%	—
Expected term (years)	3.7	3.7
Risk-free interest rate	0.63%	0.63%
Dividend yield	0%	0%

Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock-based compensation expense

Total stock-based compensation expense recognized using the straight-line attribution method in the consolidated statement of operations is as follows:

	Three months ended
	June 30, 2012	June 30, 2011
Stock option compensation expense for employees and directors	$277,170	$1,082,503
Restricted stock expense	0	18,000
Equity awards for nonemployees issued for services	(2,219)	250,473

Total stock-based compensation expense	$274,951	$1,350,976

	Six months ended
	June 30, 2012	June 30, 2011
Stock option compensation expense for employees and directors	$556,129	$2,078,054
Restricted stock expense	0	36,000
Equity awards for nonemployees issued for services	26,264	288,676

Total stock-based compensation expense	$582,393	$2,402,730

	2011	2010
Stock option compensation expense for employees and directors	$2,607,210	$833,713
Restricted stock expense	48,000	72,000
Equity awards for nonemployees issued for services	244,740	86,828

Total stock-based compensation expense	$2,899,950	$992,541

Summary of stock option activity

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2011	13,608,500	$0.77	8.36	$0
Granted	550,000	$0.41
Exercised	0	$0
Forfeited	(73,750)	$0.61

Outstanding at June 30, 2012	14,084,750	$0.76	7.60	$0

Exercisable at June 30, 2012	10,762,371	$0.78	7.35	$0

	2011	2010
Expected life (years)	5.4 years	5.1 years
Interest rate	2.1%	2.0%
Dividend yield	—	—
Volatility	62%	64%

Details of fair value option award

	June 30, 2012	June 30, 2011
Expected life (years)	6.0 years	5.3 years
Interest rate	2.3%	2.3%
Dividend yield	0	0
Volatility	60%	62%

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2010	2,807,000	$0.77	7.35	$1,082,800
Granted	2,870,000	0.95
Exercised	—	—
Forfeited	—	—

Outstanding at December 31, 2010	5,677,000	$0.86	7.46	$—
Granted	9,628,000	$0.72
Exercised	(600,000)	$0.75		318,000
Forfeited	(1,096,500)	$0.77

Outstanding at December 31, 2011	13,608,500	$0.77	8.36	$—

Exercisable at December 31, 2011	8,596,427	$0.80	8.00	$—

Summary the Company's restricted stock activity

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	300,000	$0.48
Granted	—	—
Vested	(150,000)	0.48
Forfeited	—	—

Non-vested at December 31, 2010	150,000	$0.48
Granted	—	—
Vested	(150,000)	0.48
Forfeited	—	—

Non-vested at December 31, 2011	—	$—

Non Vested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	677,000	$0.36
Granted	2,870,000	0.53
Vested	(1,497,384)	0.49
Forfeited	—	—

Non-vested at December 31, 2010	2,049,616	$0.50
Granted	9,628,000	0.72
Vested	(5,569,043)	0.77
Forfeited	(1,096,500)	0.76

Non-vested at December 31, 2011	5,012,073	$0.41

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Summary of Property and equipment

	December 31, 2011	December 31, 2010
Lab equipment	$402,192	$18,685
Computer equipment and software	137,251	10,989
Leasehold improvements	298,781	—
Construction-in-process	761,555	—

	1,599,779	29,674
Less: Accumulated depreciation	(165,841)	(8,085)

Property and equipment, net	$1,433,938	$21,589

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of the income tax expense/(benefit) related to continuing operations,

	Year ended December 31, 2011	Year ended December 31, 2010
U.S. Federal:
Current	$—	$—
Deferred	—	—
U.S. State:
Current	—	—
Deferred	—	—

	$—	$—

Reconciliation between income tax benefit at the U.S. federal statutory rate

	Year ended December 31, 2011	Year ended December 31, 2010
Tax benefit at U.S. federal statutory rate	$(10,958,402)	$(4,490,789)
Increase in domestic valuation allowance	8,880,185	5,077,136
State income taxbenefit before valuation allowance, net of federal benefit	(1,370,399)	(789,894)
Derivative revaluation expense	1,908,031	—
Warrant revaluation expense	1,666,943	162,831
Other	(126,358)	40,716

	$—	$—

Components of the Company's net deferred tax liabilities

	December 31, 2011	December 31, 2010
Deferred tax liabilities:
Intangible assets	$2,500,000	$2,500,000

Total deferred tax liabilities	$2,500,000	$2,500,000

Deferred tax assets:
Loss carryforwards	$39,059,449	$31,162,384
Property and equipment	1,390,315	1,460,890
Accrued expenses and other	1,165,103	1,285,007
Stock compensation	2,103,702	930,103

Total deferred tax assets	43,718,569	34,838,384
Less: valuation allowance	(43,718,569)	(34,838,384)

Total deferred tax assets	$—	$—

Net deferred tax liabilities	$2,500,000	$2,500,000

Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Future minimum lease commitments

Year Ending December 31,
2012	$884,173
2013	1,070,438
2014	1,081,250
2015	1,211,000
2016	1,254,250
2017 and thereafter	8,704,063

Total	$14,205,174

Development-Stage Risks and Liquidity (Details) (USD $) In Millions, unless otherwise specified	Sep. 01, 2013	Jun. 01, 2013	Mar. 01, 2013	Dec. 01, 2012	Jun. 30, 2012	Dec. 31, 2011
Development Stage Enterprises (Textual) [Abstract]
Accumulated deficit during development stage					$ 64.3
Cash and cash equivalents					2.6	10.8
Negative working capital					0.4
Working Capital						2.9
Outstanding debt					$ 3.6
Percentage principal amount that may be required to redeem	25.00%	25.00%	25.00%	25.00%

Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Shares of convertible preferred stock [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding	44,808,000	15,162,000	44,808,000	15,162,000	7,282,000	18,342,000
Shares underlying options outstanding [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding	14,084,750	14,135,000	14,084,750	14,135,000	13,608,500	5,677,000
Shares underlying warrants outstanding [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding	133,230,535	34,127,384	133,230,535	34,127,384	49,135,602	31,178,295
Unvested restricted stock [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding	0	150,000	0	150,000		150,000

Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Maximum amount of Cash and cash equivalents maintained		$ 2,600,000	$ 10,800,000
Inventory		307,055	0
Raw materials		187,496	0
Finished goods		119,559	0
Summary of Significant Accounting Policies (Textual) [Abstract]
Amortization of Intangible Assets		265,680
Intangible Amortization Period		12 years
Maximum period to consider highly liquid investments as cash equivalents			3 months
Revert of Insurance coverage per depositor			250,000
Portion of the reorganization value attributed to identified intangible assets			6,340,656
Allowance for doubtful accounts			46,981	29,280
Estimated useful life			3 years
Impairment of intangible Assets			0
Received grants under Qualified Therapeutic Discovery Project Grants Program	200,000
Grants to small biotechnology companies developing novel therapeutics	1,000,000,000
Goal of curing cancer period	30 years
Unrecognized Tax Benefits Interest On Income Taxes Accrued			0	0
Agera and Swiss Subsidiary [Member]
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of financial institutions maintaining specific amount of cash and cash equivalents			2
Agera and Swiss Subsidiary [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Maximum amount of Cash and cash equivalents maintained			100,000
Agera [Member]
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Inventory			300,000	300,000
Raw materials			100,000	200,000
Finished goods			$ 200,000	$ 100,000

Discontinued Operations (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets and liabilities classified as discontinued operations on the consolidated balance sheets
Accounts receivable, net		$ 188,439	$ 229,891
Inventory	271,000	266,347	258,939
Prepaid expenses		42,667	62,028
Current assets of discontinued operations		497,453	550,858
Accounts payable		11,855	36,224
Accrued expenses		7,782	4,909
Current liabilities of discontinued operations		$ 19,637	$ 41,133

Discontinued Operations (Details 1) (USD $)	12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended	164 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Aug. 31, 2009 Predecessor [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product sales						$ 175,705	$ 253,274	$ 374,137	$ 461,910	$ 812,235	$ 936,369	$ 2,078,545	$ 2,452,682	$ 3,428,882
Cost of sales						88,605	125,753	210,099	223,611	451,078	502,648	1,135,775	1,345,874	1,876,877
Gross profit (loss)						87,100	127,521	164,038	238,299	361,157	433,721	942,770	1,106,808	1,552,005
Operating income (loss)						4,965	38,249	6,713	59,661	(54,853)	23,492	(27,733)	(21,020)	(5,259,848)
Net loss	$ (33,091,855)	$ (35,819,461)	$ (35,899,538)	$ (35,777,584)	$ (21,474,469)	$ (4,136)	$ 11,353	$ (13,589)	$ 13,109	$ (73,062)	$ (28,406)	$ (113,330)	$ (126,919)	$ (3,460,325)

Discontinued Operations (Details Textual) (USD $)	6 Months Ended	8 Months Ended
	Jun. 30, 2012	Aug. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations (Textual) [Abstract]
Outstanding Common Stock	57.00%
Closing Date of the Agreement		Aug 31, 2012
Purchase Price	$ 850,000
Discontinued Operations Purchase Price	57.00%
Initial Payment of Purchase Price	400,000
Discontinued Operation net Accounts Receivable	188,000
Discontinued Operation Inventory	271,000		266,347	258,939
Discontinued Operation Prepaid expenses	$ 39,000

Supplemental Cash Flow Information (Details) (USD $)	6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended	164 Months Ended
	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Aug. 31, 2009 Predecessor [Member]
Cash paid for interest	$ 1,161,344	$ 0	$ 435,096	$ 0	$ 435,096	$ 1,596,440	$ 12,715,283
Accrued preferred stock dividend	114,925	366,135	487,421	191,417	487,421	114,925	0
Accrued warrant liability	10,399,000	4,994,307	4,994,307	7,071,010	12,381,509	22,780,509	0
Accrued derivative liability	1,207,108	372,495	252,318	2,120,360	2,372,678	3,579,786	0
Successor/Predecessor financing of insurance premiums	0	0	150,251	97,065	328,833	328,833	87,623
Successor subscription receivable	550,020	0	550,020	210,000	550,020	550,020	0
Conversion of preferred stock into common stock	0	814,082				1,202,989	0
Conversion of preferred stock derivative balance into common stock	79,814	4,072,053	7,290,647	0	7,654,647	7,734,461	0
Exercise of warrants-cashless	0	4,341,424	4,841,519	0	4,841,519	4,841,519	0
Deemed dividend associated with beneficial conversion of preferred stock	0	0	0	0	0	0	11,423,824
Preferred stock dividend	0	0	0	0	0	0	1,589,861
Uncompensated contribution of services	0	0	0	0	0	0	755,556
Common stock issued for intangible assets	0	0	0	0	0	0	540,000
Common stock issued in connection with conversion of debt	25,156	0	0	0	0	25,156	10,814,000
Equipment acquired through capital lease	0	0	0	0	0	0	167,154
Issuance of notes payable	0	0	0	0	0	0	6,000,060
Common stock issued in connection with reorganization	0	0	0	0	0	0	5,472,000
Intangible assets	0	0	0	0	0	0	6,340,656
Deferred tax liability in connection with fresh-start	0	0	0	0	0	0	2,500,000
Elimination of Predecessor common stock and fresh start adjustment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 14,780,320

Inventory (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Inventories
Raw materials	$ 187,496	$ 0
Finished goods	119,559	0
Total	$ 307,055	$ 0

Fair Value Measurements (Details) (Fair Value Measurements, Recurring [Member], USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities
Warrant liability	$ 20,839,000	$ 13,087,000	$ 8,171,518
Derivative liability	3,409,661	533,549	2,120,360
Total	24,248,661	13,620,549	10,291,878
Quoted prices in active markets (Level 1) [Member]
Liabilities
Warrant liability	0	0	0
Derivative liability	0	0	0
Total	0	0	0
Significant other observable inputs (Level 2) [Member]
Liabilities
Warrant liability	0	0	0
Derivative liability	0	0	0
Total	0	0	0
Significant unobservable inputs (Level 3) [Member]
Liabilities
Warrant liability	20,839,000	13,087,000	8,171,518
Derivative liability	3,409,661	533,549	2,120,360
Total	$ 24,248,661	$ 13,620,549	$ 10,291,878

Fair Value Measurements (Details 1) (USD $)	12 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Warrant liability [Member]
Reconciliation of warrant liability measured at fair value
Beginning Balance	$ 8,171,518	$ 635,276	$ 13,087,000
Issuance of additional warrants	4,994,307	7,071,010	10,399,000
Exercise of warrants	(4,841,519)
Change in fair value of derivative liability	4,762,694	465,232	(2,647,000)
Ending Balance	$ 13,087,000	$ 8,171,518	$ 20,839,000

Fair Value Measurements (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of warrant liability measured at fair value
Beginning Balance		$ 8,171,518	$ 635,276
Issuance of derivative liability and other		4,994,307	7,071,010
Change in fair value of derivative liability		4,762,694	465,232
Ending Balance		13,087,000	8,171,518
Derivative Liability [Member]
Reconciliation of warrant liability measured at fair value
Beginning Balance	533,549	2,120,360
Record fair value of derivative liability			2,120,360
Issuance of derivative liability and other	1,038,602
Issuance of additional preferred stock and other		252,318
Conversion of preferred stock and other	(79,812)	(7,290,647)
Change in fair value of derivative liability	1,917,322	5,421,518
Ending Balance	$ 3,409,661	$ 533,549	$ 2,120,360

Fair Value Measurements (Details Textual) (USD $)	Jun. 30, 2012
Fair Value Measurements (Textual) [Abstract]
Maturity date of convertible notes one	Jun 1, 2013
Fair Value Measurements (Additional Textual) [Abstract]
Unpaid interest on Convertible Notes	15.00%
Principal balance outstanding on Convertible Notes	$ 3,500,000
Principal balance outstanding interest on Convertible Notes	$ 42,000
Convertible Notes Payable [Member]
Fair Value Measurements (Textual) [Abstract]
Convertible note issued	12.50%
Maturity date of convertible notes one	Dec 1, 2012

Accrued Expenses (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2001
Accrued expenses
Accrued professional fees	$ 278,979	$ 702,106	$ 413,384	$ 702,106
Accrued compensation	98,752	4,338	4,310	4,338
Dividend on preferred stock payable	114,925	55,742	191,417	55,742
Deferred fee for Agera	400,000	0
Accrued other	111,634	156,174	175,462	156,174
Total	$ 1,004,290	$ 918,360	$ 784,573	$ 918,360

Debt (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's outstanding debt
Total Debt	$ 3,559,041	$ 6,730,861
Long-term Debt	873,106	0
Total Debt due within one year	2,685,935	6,730,861	7,300,000
12.5% Promissory Notes due June 2012 [Member]
Company's outstanding debt
Total Debt	0	6,730,861
12.5% Convertible Notes due September 2013 [Member]
Company's outstanding debt
Total Debt	$ 3,559,041	$ 0

Debt (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt (Textual) [Abstract]
Maturity date of convertible notes one	Jun 1, 2013
Debt (Additional Textual) [Abstract]
Percentage of redemption of principle amount of convertible notes	25.00%
Per share conversion price of convertible notes	$ 0.25
Total Debt due within one year	$ 2,685,935	$ 6,730,861	$ 7,300,000
Unpaid interest accreted to principal rate		15.00%
Debt instrument maturity date		Jun 1, 2012
Redemption percentage of debt instrument		125.00%
Capital campaign minimum amount		10,000,000
Common stock single offering		10,000,000
Number of business days for mandatory redemption of principal		3
Interest paid after common stock offering		1,700,000
Common stock single offering mandatory redemption minimum		10,000,000
Common stock single offering mandatory redemption maximum		30,000,000
Promissory Notes [Member]
Debt (Textual) [Abstract]
Rate of notes	12.50%	12.50%
Period of warrant to purchase common share	5 years
Gain (loss) on extinguishment of debt	4,400,000
Embedded conversion option [Member] | Promissory Notes [Member]
Debt (Textual) [Abstract]
Gain (loss) on extinguishment of debt	1,200,000
Warrant liability [Member] | Promissory Notes [Member]
Debt (Textual) [Abstract]
Gain (loss) on extinguishment of debt	$ 3,200,000
Convertible Notes Payable [Member]
Debt (Textual) [Abstract]
Rate of notes	12.50%
Percentage of interest payable in kind	15.00%
Maturity date of convertible notes one	Dec 1, 2012
Maturity date of convertible notes two	Mar 1, 2013
Maturity date of convertible notes three	Jun 1, 2013
Maturity date of convertible notes four	Sep 1, 2013

Equity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Activity of Series D Redeemable Preferred stock
Preferred stock, beginning balance	3,641
Series D Preferred converted to common stock	(800)	(4,138)
Issuance of Series E Preferred stock	8,361
Preferred stock, ending balance	11,202	3,641
Series D Preferred Stock [Member]
Activity of Series D Redeemable Preferred stock
Preferred stock, beginning balance	3,641
Series D Preferred converted to common stock	(800)
Issuance of Series E Preferred stock	0
Preferred stock, ending balance	2,841
Series E Preferred Stock [Member]
Activity of Series D Redeemable Preferred stock
Preferred stock, beginning balance	0
Series D Preferred converted to common stock	0
Issuance of Series E Preferred stock	8,361
Preferred stock, ending balance	8,361

Equity (Details 1) (USD $)	Aug. 03, 2011	Jun. 30, 2012 Series E Preferred Stock [Member]	Jun. 28, 2012 Series E Preferred Stock [Member]	Jun. 07, 2012 Series E Preferred Stock [Member]	May 30, 2012 Series E Preferred Stock [Member]	May 24, 2012 Series E Preferred Stock [Member]	May 14, 2012 Series E Preferred Stock [Member]
Sold to accredited investors Series E Convertible Preferred Stock in private placement
Number of shares of Series E Preferred		8,361	507	1,192	945	2,364	3,353
Net Proceeds		$ 7,184,925	$ 441,090	$ 1,037,040	$ 822,150	$ 2,042,535	$ 2,842,110
Warrant Exercise Price	0.75		0.3	0.3	0.3	0.3	0.3
Number of Warrants Issued		36,788,400	2,230,800	5,244,800	4,158,000	10,401,600	14,753,200

Equity (Details 2)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Details of fair value option award
Expected life (years)	6 years	5 years 3 months 18 days	5 years 4 months 24 days	5 years 1 month 6 days
Interest rate	2.30%	2.30%	2.10%	2.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	60.00%	62.00%	62.00%	64.00%
Derivative Liability [Member]
Details of fair value option award
Expected life (years)	1 year 6 months		1 year 1 month 6 days	1 year 7 months 6 days
Interest rate	0.30%		0.10%	1.60%
Dividend yield	0.00%		0.00%	0.00%
Volatility	60.00%		61.00%	63.00%

Equity (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended			12 Months Ended			6 Months Ended			6 Months Ended																12 Months Ended
	Aug. 31, 2011	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Aug. 03, 2011	Jun. 16, 2011 Investor	Dec. 31, 2001	Jun. 30, 2011 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Jun. 30, 2012 Placement Agent [Member]	Jun. 16, 2011 Placement Agent [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Jun. 30, 2012 Series E Preferred Stock [Member]	Jun. 28, 2012 Series E Preferred Stock [Member]	Jun. 07, 2012 Series E Preferred Stock [Member]	May 30, 2012 Series E Preferred Stock [Member]	May 24, 2012 Series E Preferred Stock [Member]	May 14, 2012 Series E Preferred Stock [Member]	Mar. 01, 2011 Preferred Stock Series D [Member]	Feb. 09, 2011 Preferred Stock Series D [Member]	Jan. 28, 2011 Preferred Stock Series D [Member]	Jan. 21, 2011 Preferred Stock Series D [Member]	Dec. 15, 2010 Preferred Stock Series D [Member]	Mar. 01, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Feb. 09, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Jan. 28, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Jan. 21, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Dec. 31, 2010 Securities Purchase Agreement [Member]	Dec. 31, 2010 Securities Purchase Agreement [Member] Series B Preferred Stock [Member]
Equity (Textual) [Abstract]
Par Value of Preferred Stock																	$ 0.001			$ 0.001
Stated Value of Preferred Stock																	$ 1,000			$ 1,000
Accrued dividends					6.00%												6.00%			8.00%
Measurement of derivative liabilities			$ 484,358														$ (2,401,681)
Convertible Stock Issued upon warrants exercise																				7,184,925	441,090	1,037,040	822,150	2,042,535	2,842,110
Common stock sold by company under private placement agreement	41,409,461	1,908,889																																		4,640
Warrants issued to purchase common stock			133,230,535		49,135,602						1,252,761		152,711													100,000	6,872,000	2,828,000	2,468,000	3,290,000	8,000	549,760	226,240	197,440	7,733,334
Warrant Exercise Price							0.75				0.5	0.55	0.9					0.5			0.3	0.3	0.3	0.3	0.3	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.8054
Number of accredited investors to whom common stock sold								8
Cash compensation transaction received										137,440	1,600,000
Preferred shares converted in to common shares			800		4,138									2,886	364	4,640	800			0
Converted common share					8,276,000									5,772,000	606,667	9,280,000
Preferred stock, par value																																				$ 0.001
Preferred stock, stated value																										$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000						$ 1,000
Proceeds from issue of Preferred Stock and Warrants																										50,000	3,436,000	1,414,000	1,234,000	1,645,000					4,430,000
Preferred stock sold to eight accredited investors																										50	3,436	1,414	1,234	1,645
Preferred stock par value per share																													$ 0.001	$ 0.001
Proceeds from issue of preferred stock and warrants per share																										1,000	1,000	1,000	1,000	1,000
Placement agents for the offering received cash compensation																															4,000	274,880	113,120	98,720
Repriced value of shares and warrants																			$ 0.5
Fair value of transaction received											440,330
Equity (Additional Textual) [Abstract]
Accrued dividend payable			114,925	191,417	55,742	191,417			55,742
Predecessor preferred stock dividend			109,323		623,096	139,750
Common stock purchase price							$ 0.55
Warrant received							0.35
Period for exercise of option from issuance	5 years
Exercise price per share to call warrants							$ 1.75
Number of consecutive trading days for common stock price per share for callable warrants	20 days
Aggregate purchase price paid by the purchasers at closing for the common stock and the warrants	22,800,000
Subscription receivable					600,000
Cash issuance costs					1,600,000
Aggregate purchase price of common stock sold to accredited investors								1,718,000
Percentage of extension of company's common stock with respect to then effective conversion price of Preferred Stock					200.00%
Common Stock underlying the Series B Preferred				9,280,000
Embedded conversion option for preferred stock fair value				$ 2,120,360	$ 533,549	$ 2,120,360

Warrants (Details)	Jun. 30, 2012	Dec. 31, 2011	Aug. 03, 2011	Jun. 30, 2012 Warrant Liability [Member]	Dec. 31, 2011 Warrant Liability [Member]	Jun. 30, 2012 Equity [Member]	Dec. 31, 2011 Equity [Member]	Jun. 30, 2012 Series A Preferred Stock [Member] Warrant Liability [Member]	Dec. 31, 2011 Series A Preferred Stock [Member] Warrant Liability [Member]	Jun. 30, 2012 Issued in March [Member] Warrant Liability [Member]	Dec. 31, 2011 Issued in March [Member] Warrant Liability [Member]	Jun. 30, 2012 Issued in June [Member] Equity [Member]	Dec. 31, 2011 Issued in June [Member] Equity [Member]	Jun. 30, 2012 Issued in August [Member] Equity [Member]	Dec. 31, 2011 Issued in August [Member] Equity [Member]	Aug. 03, 2011 Issued in August [Member] Equity [Member]	Jun. 30, 2012 Series B Preferred Stock [Member] Warrant Liability [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] Warrant Liability [Member]	Jun. 30, 2012 Series B Preferred Stock [Member] Warrant Liability [Member] Maximum [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] Warrant Liability [Member] Maximum [Member]	Jun. 30, 2012 Series B Preferred Stock [Member] Warrant Liability [Member] Minimum [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] Warrant Liability [Member] Minimum [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Maximum [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Minimum [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Warrant Liability [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Warrant Liability [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Warrant Liability [Member] Maximum [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Warrant Liability [Member] Maximum [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Warrant Liability [Member] Minimum [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Warrant Liability [Member] Minimum [Member]	Jun. 30, 2012 Placement Agent [Member] Equity [Member]	Dec. 31, 2011 Placement Agent [Member] Equity [Member]	Jun. 28, 2012 Series E Preferred Stock [Member]	Jun. 07, 2012 Series E Preferred Stock [Member]	May 30, 2012 Series E Preferred Stock [Member]	May 24, 2012 Series E Preferred Stock [Member]	May 14, 2012 Series E Preferred Stock [Member]	Jun. 30, 2012 Series E Preferred Stock [Member] Warrant Liability [Member]	Dec. 31, 2011 Series E Preferred Stock [Member] Warrant Liability [Member]	Jun. 30, 2012 Series E Preferred Stock [Member] Warrant Liability [Member] Maximum [Member]	Jun. 30, 2012 Series E Preferred Stock [Member] Warrant Liability [Member] Minimum [Member]	Jun. 30, 2012 Issued with Convertible Notes [Member] Warrant Liability [Member]	Dec. 31, 2011 Issued with Convertible Notes [Member] Warrant Liability [Member]
Outstanding warrant to purchase Common stock
Warrants issued to purchase common stock	133,230,535	49,135,602		117,331,753	33,236,820	15,898,782	15,898,782	6,512,984	3,256,492	9,835,210	4,917,602	152,711	152,711	14,493,310	14,493,310	14,493,310	19,232,183	9,616,086								30,893,280	15,446,640					1,252,761	1,252,761						36,788,400	0			14,069,696	0
Warrant Exercise Price			0.75					0.25	0.5	0.25	0.5	0.9	0.9	0.75	0.75	0.75	0.25	0.5					0.5	0.5	0.25	0.25	0.5					0.55	0.55	0.3	0.3	0.3	0.3	0.3	0.3				0.3
Expiration Dates								Oct 1, 2014	Oct 1, 2014	Mar 1, 2015	Mar 1, 2015	Jun 16, 2012	Jun 16, 2012	Aug 16, 2012	Aug 16, 2012				Nov 1, 2015	Nov 1, 2015	Jul 15, 2012	Jul 15, 2012						Mar 1, 2016	Mar 1, 2016	Dec 15, 2012	Dec 15, 2012	Aug 16, 2012	Aug 16, 2012								Jun 17, 2012	May 12, 2012	Jun 17, 2012

Warrants (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of roll forward of the warrants to purchase Common Stock
Number of shares outstanding, Beginning	49,135,602	31,178,295	1,168,210
Weighted-average exercise price, outstanding, Beginning	$ 0.58
Number of shares, Issued	50,858,096	29,148,222	17,359,983
Weighted-average exercise price, Issued	$ 0.3
Additional warrants issued due to anti-dilution provision, Shares	33,236,837		12,650,102
Additional warrants issued due to anti-dilution provision	$ 0.25
Number of shares, Exercised	0	11,190,915
Weighted-average exercise price, Exercised	$ 0
Number of shares outstanding, Ending	133,230,535	49,135,602	31,178,295
Weighted-average exercise price, outstanding, Ending	$ 0.33	$ 0.58

Warrants (Details 2) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculated aggregate fair values and net cash settlement value
Calculated aggregate value	$ 20,839,000	$ 13,087,000	$ 8,171,518
Exercise price per share of warrant	$ 0.3	$ 0.5	$ 0.5
Closing price per share of common stock	$ 0.23	$ 0.4	$ 0.51
Volatility	80.00%	70.00%	63.00%
Probability of Fundamental Transaction or Delisting	50.10%	45.10%
Expected term (years)	3 years 6 months	3 years 8 months 12 days	4 years 8 months 12 days
Risk-free interest rate	0.50%	0.63%	1.80%
Dividend yield	0.00%	0.00%	0.00%
Netting [Member]
Calculated aggregate fair values and net cash settlement value
Calculated aggregate value	$ 17,522,000	$ 8,320,000	$ 11,450,000
Exercise price per share of warrant		$ 0.5	$ 0.5
Closing price per share of common stock	$ 0.23	$ 0.4	$ 0.51
Volatility	100.00%	100.00%	100.00%
Probability of Fundamental Transaction or Delisting	0.00%
Expected term (years)	3 years 7 months 6 days	3 years 8 months 12 days	4 years 8 months 12 days
Risk-free interest rate	0.54%	0.63%	1.80%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member] | Netting [Member]
Calculated aggregate fair values and net cash settlement value
Exercise price per share of warrant	$ 0.25
Maximum [Member] | Netting [Member]
Calculated aggregate fair values and net cash settlement value
Exercise price per share of warrant	$ 0.3

Warrants (Details Textual) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Aug. 03, 2011	Jun. 30, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Jun. 16, 2011 Private Placement [Member]	Jun. 30, 2012 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Jun. 16, 2011 Placement Agent [Member]	Jun. 30, 2012 Warrant Liability [Member]	Dec. 31, 2011 Warrant Liability [Member]	Jun. 30, 2012 Equity [Member]	Dec. 31, 2011 Equity [Member]	Jun. 30, 2012 Equity [Member] Private Placement [Member]	Dec. 31, 2011 Equity [Member] Private Placement [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Maximum [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Minimum [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Placement Agent [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Placement Agent [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Warrant Liability [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Warrant Liability [Member]	Jun. 30, 2012 Issued in August [Member] Equity [Member]	Dec. 31, 2011 Issued in August [Member] Equity [Member]	Aug. 03, 2011 Issued in August [Member] Equity [Member]
Warrants (Textual) [Abstract]
Common stock exercise price					0.75	0.63	0.63	0.9	0.55	0.5	0.9							0.5	0.5	0.25			0.25	0.5	0.75	0.75	0.75
Number of Warrants issued to placement agent									1,252,761	1,252,761
Weighted average fair market value			0.45			0.62	0.62
Interest rate														61.60%	61.60%	61.40%					1.25%
Tenure of issuance warrant	5 years		5 years											5 years	5 years	5 years	5 years
Interest rate	2.30%	2.30%	2.10%	2.00%										1.52%	1.52%		61.40%					1.25%
Dividend yield	0.00%	0.00%	0.00%	0.00%										0.00%	0.00%	0.00%	0.00%
Purchase of common stock warrant	133,230,535		49,135,602					152,711		1,252,761	152,711	117,331,753	33,236,820	15,898,782	15,898,782								30,893,280	15,446,640	14,493,310	14,493,310	14,493,310
Closing price per share						$ 1.08	$ 1.08		$ 0.31	$ 0.31
Number of warrants issued										981,440								12,268,000
Warrants (Additional Textual) [Abstract]
Term of warrant callable at specified price within consecutive trading days	20 days		20 days
Condition for Callable Warrant	The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days.		The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days.
Number of warrants exercised			4,837,291
Amount received on warrants exercise			$ 2,418,646
Issuance of shares of common stock on warrants exercised			4,837,291
Number of cashless warrants exercised			6,387,235
Issuance of shares of common stock on cashless warrants exercise			3,572,971

Stock-based Compensation (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of stock-based compensation expense
Total stock-based compensation expense	$ 274,951	$ 1,350,976	$ 582,393	$ 2,402,730	$ 2,899,950	$ 992,541
Stock option compensation expense for employees and directors [Member]
Summary of stock-based compensation expense
Total stock-based compensation expense	277,170	1,082,503	556,129	2,078,054	2,607,210	833,713
Restricted stock expense [Member]
Summary of stock-based compensation expense
Total stock-based compensation expense	0	18,000	0	36,000	48,000	72,000
Equity awards for nonemployees issued for services [Member]
Summary of stock-based compensation expense
Total stock-based compensation expense	$ (2,219)	$ 250,473	$ 26,264	$ 288,676	$ 244,740	$ 86,828

Stock-based Compensation (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option activity
Number of shares outstanding, Beginning Balance	13,608,500	5,677,000	2,807,000
Weighted-average exercise price, Outstanding, Beginning of Period	$ 0.77	$ 0.86	$ 0.77
Weighted- average remaining contractual term (in years), Outstanding, Beginning Balance	7 years 7 months 6 days	8 years 4 months 10 days	7 years 5 months 16 days	7 years 4 months 6 days
Aggregate intrinsic value, Outstanding, Beginning	$ 0	$ 0	$ 1,082,800
Number of shares, Granted	550,000	9,628,000	2,870,000
Weighted average exercise price per option, Granted	$ 0.41	$ 0.72	$ 0.95
Number of shares, Exercised	0	(600,000)	0
Weighted average exercise price per option, Exercised	$ 0	$ 0.75	$ 0
Aggregate intrinsic value, Exercised		318,000
Number of shares, Forfeited	(73,750)	(1,096,500)	0
Weighted- average exercise price Forfeited	$ 0.61	$ 0.77	$ 0
Number of shares outstanding, Ending Balance	14,084,750	13,608,500	5,677,000	2,807,000
Weighted-average exercise price, Outstanding, End of Period	$ 0.76	$ 0.77	$ 0.86	$ 0.77
Weighted- average remaining contractual term (in years), Outstanding, Ending Balance	7 years 7 months 6 days	8 years 4 months 10 days	7 years 5 months 16 days	7 years 4 months 6 days
Aggregate intrinsic value, Outstanding, Ending	0	0	0	1,082,800
Number of shares, Exercisable	10,762,371	8,596,427
Weighted- average exercise price, Exercisable	$ 0.78	$ 0.8
Weighted- average remaining contractual term (in years), Exercisable, Ending Balance	7 years 4 months 6 days	8 years
Aggregate intrinsic value, Exercisable, Ending	$ 0	$ 0

Stock-based Compensation (Details 2)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Details of fair value option award
Expected life (years)	6 years	5 years 3 months 18 days	5 years 4 months 24 days	5 years 1 month 6 days
Interest rate	2.30%	2.30%	2.10%	2.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	60.00%	62.00%	62.00%	64.00%

Stock-based Compensation (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary the Company's non-vested stock option
Number of shares outstanding, Beginning Balance	13,608,500	5,677,000	2,807,000
Number of shares, Granted	550,000	9,628,000	2,870,000
Number of shares, Forfeited	(73,750)	(1,096,500)	0
Number of shares outstanding, Ending Balance	14,084,750	13,608,500	5,677,000
Non Vested Stock Options [Member]
Summary the Company's non-vested stock option
Number of shares outstanding, Beginning Balance		2,049,616	677,000
Weight-Average Fair Value, Beginning Balance		0.5	0.36
Number of shares, Granted		9,628,000	2,870,000
Weight-Average Fair Value, Granted		0.72	0.53
Number of Shares, Vested		(5,569,043)	(1,497,384)
Weight-Average Fair Value, Vested		0.77	0.49
Number of shares, Forfeited		(1,096,500)
Weight-Average Fair Value, Forfeited		0.76
Number of shares outstanding, Ending Balance		5,012,073	2,049,616
Weight-Average Fair Value, Ending Balance		0.41	0.5

Stock-based Compensation (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary the Company's restricted stock activity
Number of shares outstanding, Beginning Balance		150,000	150,000	300,000
Weight-Average Fair Value, Beginning Balance		$ 0.48	$ 0.48	$ 0.48
Weight-Average Fair Value, Granted	$ 0.23	$ 0.48	$ 0.4	$ 0.53
Number of Shares, Vested			(150,000)	(150,000)
Weight-Average Fair Value, Vested			$ 0.48	$ 0.48
Number of shares outstanding, Ending Balance				150,000
Weight-Average Fair Value, Ending Balance				$ 0.48

Stock-based Compensation (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 03, 2009 Minimum [Member]
Stock-based Compensation (Textual) [Abstract]
Issuance of common stock, share	15,000,000		15,000,000		4,000,000	4,000,000	0
Stock Based Compensation (Additional Textual) [Abstract]
Options available for grant	1,315,250
Fair value of shares vested	$ 800,000		$ 2,500,000
Total unrecognized compensation cost	900,000		1,400,000
Cost expected to recover over a weighted-average period of time	1 year 2 months 12 days		1 year 6 months
Total unrecognized compensation expense	$ 63,000		$ 100,000
Fair market value of options granted	$ 0.23	$ 0.48	$ 0.4	$ 0.53
Number of shares, Exercised	0		600,000	0
Common stock issuance			246,141

Subsequent Events (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jul. 16, 2012
Subsequent Events (Textual) [Abstract]
Sale of gross proceeds of securities	$ 780,000
Shares of Series E Convertible Preferred Stock				780
Warrants to purchase				3,120,000
Period of warrants	5 years
Exercise price of common stock				$ 0.3
Payment of compensation to co-placement agents		78,000
Non accountable expense allowance		23,400
Number of shares of common stock received as warrant by co-placement agents		312,000
Sale of shares under subscription agreement				500
Number of shares of common stock received as additional warrant under subscription agreement				2,000,000
Amount of consideration will be received under subscription agreement				$ 500,000
Extension of lease period			10 years

Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Property and equipment
Land Improvements	$ 402,192	$ 18,685
Computer equipment and software	137,251	10,989
Leasehold improvements	298,781
Construction-in-process	761,555
Property plant and equipment gross	165,841	8,085
Less: Accumulated depreciation	(1,599,779)	(29,674)
Property and equipment, net	1,433,938	21,589
Property and Equipment (Textual) [Abstract]
Depreciation expense	$ 157,756	$ 8,085

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Federal:
Current	$ 0	$ 0
Deferred	0	0
U.S. State:
Current	0	0
Deferred	0	0
Total state taxes	$ 0	$ 0

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between income tax benefit at the U.S. federal statutory rate
Tax benefit at U.S. federal statutory rate	$ (10,958,402)	$ (4,490,789)
Increase in domestic valuation allowance	8,880,185	5,077,136
State income tax benefit before valuation allowance, net of federal benefit	(1,370,399)	(789,894)
Derivative revaluation expense	1,908,031
Warrant revaluation expense	1,666,943	162,831
Other	(126,358)	40,716
Total Income taxes	$ 0	$ 0

Income Taxes (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liabilities:
Intangible assets	$ 2,500,000	$ 2,500,000
Total deferred tax liabilities	2,500,000	2,500,000
Deferred tax assets:
Loss carryforwards	39,059,449	31,162,384
Property and equipment	1,390,315	1,460,890
Accrued expenses and other	1,165,103	1,285,007
Stock compensation	2,103,702	930,103
Total deferred tax assets	43,718,569	34,838,384
Less: valuation allowance	(43,718,569)	(34,838,384)
Total deferred tax assets	0	0
Net deferred tax liabilities	$ 2,500,000	$ 2,500,000

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Additional Textual) [Abstract]
Expiration period of net operating loss carryforwards	through 2031
Reduction in operating loss carryforwards	$ 74
Increase in valuation allowance	8.9	5.1
US [Member]
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards	96.5
Non-US [Member]
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards	$ 24.4

Commitments (Details) (USD $)	Dec. 31, 2011
Future minimum lease commitments
2012	$ 884,173
2013	1,070,438
2014	1,081,250
2015	1,211,000
2016	1,254,250
2017 and thereafter	8,704,063
Total	$ 14,205,174

Commitments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commitments (Textual) [Abstract]
Total rental expenses	$ 1.4	$ 1.4